Document and Entity Information	12 Months Ended
Nov. 01, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Jun 30, 2012
Registrant Name	HC CAPITAL TRUST
Central Index Key	0000934563
Amendment Flag	false
Document Creation Date	Aug 22, 2013
Document Effective Date	Aug 22, 2013
Prospectus Date	Nov 1, 2012

Supplement to Prospectus
HC Advisors Shares
Dated November 1, 2012

HC Capital Trust

The date of this Supplement is August 22, 2013

On August 2, 2013, Mellon Capital Management Corporation was added as an additional Specialist Manager to each of the Value Equity, Institutional Value Equity, Growth Equity, Institutional Growth Equity, Small Capitalization Equity, Institutional Small Capitalization Equity, Real Estate Securities, Commodity Returns Strategy, International Equity, Institutional International Equity and Emerging Markets Portfolios pursuant to Portfolio Management Agreements approved by the shareholders of the respective Portfolios.

Additionally, on August 2, 2013, Ariel Investments, LLC was added as an additional Specialist Manager in the Small Capitalization Equity and Institutional Small Capitalization Equity Portfolios pursuant to Portfolio Management Agreements approved by the shareholders of the respective Portfolios.

Additionally, on August 20, 2013, Mellon Capital Management Corporation was added as a Specialist Manager to The Fixed Income Opportunity Portfolio and The U.S. Corporate Fixed Income Securities Portfolio.

Additionally, on August 20, 2013, Cadence Capital Management, LLC (“Cadence”) was added as a Specialist Manager to each of the Value Equity, Institutional Value Equity, International Equity and Institutional International Equity Portfolios. Cadence was also approved as an additional Specialist Manager for each of the Growth Equity, Institutional Growth Equity, Small Capitalization Equity, Institutional Small Capitalization Equity, Real Estate Securities, Commodity Returns Strategy, and Emerging Markets Portfolios pending approval by the shareholders of the respective Portfolios.

The following material supplements the Prospectus dated November 1, 2012 to incorporate information about the new Specialist Managers.

The Value Equity Portfolio:

1. The following replaces the “Principal Investment Strategies” section on page 2 of the Prospectus:

Principal Investment Strategies

The Portfolio is designed to implement a value-oriented investment approach. A “value investor” seeks to select securities that trade for less than the intrinsic value of the issuing company, as measured by fundamental investment considerations such as earnings, book value and dividend paying ability. The Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its net assets) in a diversified portfolio of equity securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio may invest up to 20% of the total assets of the actively managed portion of the Portfolio in income-producing securities other than common stock, such as preferred stocks or bonds, including those that are convertible into common stock. These income-producing securities may be of any quality or maturity. The Portfolio may also invest in equity securities of mid capitalization issuers. As of the date of this Prospectus, companies with a market capitalization of between $5 billion and $15 billion would likely be included in the “mid cap” range. Up to 20% of the total assets of the total Portfolio may also be invested in securities issued by non-U.S. companies. The Portfolio may invest in securities issued by other investment companies, including Exchange-Traded Funds (“ETFs”) that invest in equity securities. The Portfolio may also invest in other instruments including option or futures contracts, and similar instruments in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests. Additionally, a portion of the Portfolio is managed using a “passive” or “index” investment approach designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index and, from time to time, one or more identifiable subsets or other portions of that index.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one investment subadviser (“Specialist Manager”). The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

The Institutional Value Equity Portfolio

1. The following replaces the “Principal Investment Strategies” section on page 6 of the Prospectus:

Principal Investment Strategies

The Portfolio is designed to implement a value-oriented investment approach. A “value investor” seeks to select securities that trade for less than the intrinsic value of the issuing company, as measured by fundamental investment considerations such as earnings, book value and dividend paying ability. The Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its net assets) in a diversified portfolio of equity securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio may also invest in equity securities of mid capitalization issuers As of the date of this Prospectus, companies with a market capitalization of between $5 billion and $15 billion would likely be included in the “mid cap” range. Up to 20% of the total assets of the actively managed portion of the Portfolio may be invested in income-producing securities other than common stock, such as preferred stocks or bonds, including those that are convertible into common stock. These income-producing securities may be of any quality or maturity. Up to 20% of the total assets of the total Portfolio may also be invested in securities issued by non-U.S. companies. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in equity securities. Consistent with their respective investment styles, the Portfolio’s Specialist Managers may use instruments including option or futures contracts and similar instruments in order to pursue their investment objectives, gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests. In accordance with applicable interpretations of the SEC, such derivative instruments may be treated as equity securities for purposes of meeting its investment objective, if these instruments have economic characteristics similar to those of equity securities. Additionally, a portion of the Portfolio is managed using a “passive” or “index” investment approach designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index and, from time to time, one or more identifiable subsets or other portions of that index.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

The Growth Equity Portfolio:

1. The following replaces the “Principal Investment Strategies” section on page 10 of the Prospectus:

Principal Investment Strategies

The Portfolio is designed to implement a growth-oriented investment approach. “Growth investing” means that securities acquired for the Portfolio can be expected to have above-average potential for growth in revenue and earnings. The Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its net assets) in a diversified portfolio of equity securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio may invest up to 20% of the total assets of the actively managed portion of the Portfolio in income-producing securities other than common stock, such as preferred stocks or bonds, including those that are convertible into common stock. These income-producing securities may be of any quality or maturity. The Portfolio may also invest in equity securities of mid capitalization issuers. As of the date of this Prospectus, companies with a market capitalization of between $5 billion and $15 billion would likely be included in the “mid cap” range. Up to 20% of the total assets of the total Portfolio may also be invested in securities issued by non-U.S. companies. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in equity securities. Although some of the equity securities in which the Portfolio will invest are expected to be dividend paying issues, income is a secondary consideration in the stock selection process. Accordingly, dividends paid by this Portfolio can generally be expected to be lower than those paid by The Value Equity Portfolio. Consistent with their respective investment styles, the Portfolio’s Specialist Managers may use instruments including option or futures contracts and similar instruments in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

The Institutional Growth Equity Portfolio

1. The following replaces the “Principal Investment Strategies” section on page 14 of the Prospectus:

Principal Investment Strategies

The Portfolio is designed to implement a growth-oriented investment approach. “Growth investing” means that securities acquired for the Portfolio can be expected to have above-average potential for growth in revenue and earnings. The Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its net assets) in a diversified portfolio of equity securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio may invest up to 20% of the total assets of the actively managed portion of the Portfolio in income-producing securities other than common stock, such as preferred stocks or bonds, including those that are convertible into common stock. These income-producing securities may be of any quality or maturity. The Portfolio may also invest in equity securities of mid capitalization issuers. As of the date of this Prospectus, companies with a market capitalization of between $5 billion and $15 billion would likely be included in the “mid cap” range. Up to 20% of the total assets of the total Portfolio may also be invested in securities issued by non-U.S. companies. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in equity securities. Although some of the equity securities in which the Portfolio will invest are expected to be dividend paying issues, income is a secondary consideration in the stock selection process. Accordingly, dividends paid by this Portfolio can generally be expected to be lower than those paid by The Institutional Value Equity Portfolio. Consistent with their respective investment styles, the Portfolio’s Specialist Managers may use instruments including option or futures contracts and similar instruments in order to pursue their investment objectives, gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests. In accordance with applicable interpretations of the SEC, such derivative instruments may be treated as equity securities for purposes of meeting its investment objective, if these instruments have economic characteristics similar to those of equity securities.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

The Small Capitalization Equity Portfolio:

1. The following replaces the “Principal Investment Strategies” section on page 18 of the Prospectus:

Principal Investment Strategies

The Portfolio invests primarily (i.e., at least 80% of its net assets) in a diversified portfolio of equity securities of “small cap” issuers. The Portfolio is designed to invest primarily in equity securities of U.S. issuers which have market capitalizations that are comparable to the capitalization of companies in the Russell 2000(R) Index at the time of purchase. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. Up to 20% of the total assets of the total Portfolio may also be invested in securities of “mid cap” issuers. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in equity securities of “small cap” issuers. Consistent with its objective the Portfolio will invest in both dividend paying securities and securities that do not pay dividends. Also, consistent with their respective investment styles, the Portfolio’s Specialist Managers may use instruments such as option or futures contracts in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests. As of August 31, 2013, the market capitalization range of companies in the Russell 2000® Index was between approximately $500 million and $5 billion. Companies with a market capitalization between $5 billion and $15 billion would likely be included in the “mid cap” range.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

The Institutional Small Capitalization Equity Portfolio

1. The following replaces the “Principal Investment Strategies” section on page 22 of the Prospectus:

Principal Investment Strategies

The Portfolio invests primarily (i.e., at least 80% of its net assets) in a diversified portfolio of equity securities of “small cap” issuers. The Portfolio is designed to invest primarily in equity securities of U.S. issuers which have market capitalizations that are comparable to the capitalization of companies in the Russell 2000(R) Index at the time of purchase. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. Up to 20% of the total assets of the total Portfolio may also be invested in securities of “mid cap” issuers. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in equity securities of “small cap” issuers. Consistent with this objective the Portfolio will invest in both dividend paying securities and securities that do not pay dividends. Also, consistent with their respective investment styles, the Portfolio’s Specialist Managers may use instruments such as option or futures contracts in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests. As of August 31, 2013, the market capitalization range of companies in the Russell 2000® Index was between approximately $500 million and $5 billion. Companies with a market capitalization between $5 billion and $15 billion would likely be included in the “mid cap” range.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

The Real Estate Securities Portfolio

1. The following replaces the “Principal Investment Strategies” section on page 26 of the Prospectus:

Principal Investment Strategies

The Portfolio seeks to achieve its objective by investing primarily (i.e. at least 80% of its assets) in a portfolio of equity and debt securities issued by U.S. and non-U.S. real estate-related companies, including companies known as real estate investment trusts (REITs) and other real estate operating companies whose value is derived from ownership, development and management of underlying real estate properties. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio’s permissible investments include equity and equity-related securities of real estate-related companies, including common stock, preferred stock, convertible securities, warrants, options, depositary receipts and other similar equity equivalents. The Portfolio also may invest in equity and equity-related and fixed income securities, including debt securities, mortgage-backed securities and high yield debt. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in securities issued by real estate-related companies. The Portfolio may also invest in companies which are located in emerging markets countries, as well as companies of any market capitalization.

Consistent with its investment style, the Portfolio’s Specialist Manager may use instruments such as option or futures contracts in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

The Commodity Returns Strategy Portfolio

1. The following replaces the “Principal Investment Strategies” section on page 31 of the Prospectus:

Principal Investment Strategies

The Portfolio seeks to achieve its objective by investing in a diversified portfolio of commodity-related investments including securities issued by companies in commodity-related industries, commodity-linked structured notes (derivative debt instruments with principal and/or coupon payments linked to the performance of commodity indices) and other similar derivative instruments, investment vehicles that invest in commodities and commodity-related instruments. Securities of companies in commodities-related industries may include common stocks, depositary receipts, preferred securities, rights to subscribe for or purchase any such securities, warrants, convertible securities and other equity and commodity-linked securities issued by such companies. For this purpose, commodities are assets that have tangible properties, such as oil, metal and agricultural products. Commodity-related industries include, but are not limited to: (i) those directly engaged in the production of commodities, such as minerals, metals, agricultural commodities, chemicals, pulp and paper, building materials, oil and gas, other energy or natural resources, and (ii) companies that provide services to commodity producers. The Portfolio considers a company to be in a commodity-related industry if, as determined by the relevant Specialist Manager, at least 50% of the company’s assets, revenues or net income are derived from, or related to, such activities. The Portfolio may invest without limitation in foreign securities, including securities issued by companies in emerging markets. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in commodity-related investments. The Portfolio also intends to gain exposure to commodity markets by investing a portion of its assets in two wholly-owned subsidiaries organized under the laws of the Cayman Islands (the “Subsidiaries”). The Subsidiaries may invest without limitation in commodity-linked derivative instruments, such as swaps, futures and options. The Portfolio may invest in commodity swap, variance swap and total return swap agreements and the Portfolio maintains liquid assets sufficient to cover the full notional value of any such swap positions. The Subsidiaries may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiaries’ derivatives positions, and other investment vehicles that invest in commodities and commodity-related instruments. The Subsidiaries are managed by the same Specialist Managers that advise the Portfolio.

The Portfolio may invest in equity and fixed income securities and may invest in companies of any market capitalization.

The Portfolio is authorized to operate on a multi-manager basis. This means that the Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

The International Equity Portfolio:

1. The following replaces the “Principal Investment Strategies” section on page 37 of the Prospectus:

Principal Investment Strategies

The Portfolio invests primarily (i.e., at least 80% of its net assets) in a diversified portfolio of equity securities of issuers located in non-U.S. countries. Although the Portfolio may invest anywhere in the world, the Portfolio is expected to invest primarily in the equity markets included in the Morgan Stanley Capital International Europe, Australasia and Far East Index (“MSCI EAFE Index”). In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in equity securities of issuers located in non-U.S. countries.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

The Institutional International Equity Portfolio

1. The following replaces the “Principal Investment Strategies” section on page 41 of the Prospectus:

Principal Investment Strategies

The Portfolio invests primarily (i.e., at least 80% of its net assets) in a diversified portfolio of equity securities of issuers located in non-U.S. countries. Although the Portfolio may invest anywhere in the world, the Portfolio is expected to invest primarily in the equity markets included in the Morgan Stanley Capital International Europe, Australasia and Far East Index (“MSCI EAFE Index”). In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in equity securities of issuers located in non-U.S. countries.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

The Emerging Markets Portfolio

1. The following replaces the “Principal Investment Strategies” section on page 45 of the Prospectus:

Principal Investment Strategies

The Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its net assets) in a diversified portfolio of securities issued by companies domiciled or, in the view of the Specialist Manager, deemed to be doing material amounts of business in countries determined by the Specialist Manager to have a developing or emerging economy or securities market. Typically 80% of the Portfolio’s net assets will be invested in equity securities, equity swaps, structured equity notes, equity linked notes and depositary receipts concentrated in emerging market countries. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio invests primarily in the Morgan Stanley Capital International® Emerging Market Index (“MSCI EM Index”) countries. As the MSCI EM Index introduces new emerging market countries, the Portfolio may include those countries among the countries in which it may invest. In determining securities in which to invest, the Portfolio’s management team will evaluate the countries’ economic and political climates with prospects for sustained macro and micro economic growth. The Portfolio’s management team will take into account traditional securities valuation methods, including (but not limited to) an analysis of price in relation to assets, earnings, cash flows, projected earnings growth, inflation and interest rates. Liquidity and transaction costs will also be considered. The Portfolio may also invest in companies of any market capitalization. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in securities issued by companies domiciled or deemed to be doing material amounts of business in countries that have a developing or emerging economy or securities market.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

The Core Fixed Income Portfolio

1. The following replaces the “Principal Investment Strategies” section on page 49 of the Prospectus:

Principal Investment Strategies

The Portfolio invests primarily (e.g. at least 80% of its net assets) in a diversified portfolio of fixed income securities. The Portfolio, under normal circumstances, will invest at least 80% of its assets in fixed income securities that, at the time of purchase, are rated in one of four highest rating categories assigned by one of the major independent rating agencies or are, in the view of the Specialist Manager, deemed to be of comparable quality. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. Securities in the fourth highest rating category may have speculative characteristics. From time to time, a substantial portion of the Portfolio may be invested in any of the following: (1) investment grade mortgage-backed or asset-backed securities; (2) securities issued or fully guaranteed by the U.S. Government, Federal Agencies, or sponsored agencies; (3) investment grade fixed income securities issued by U.S. corporations; or (4) municipal bonds (i.e., debt securities issued by municipalities and related entities). Under normal conditions, the Portfolio may invest up to 20% of its assets in high yield securities (“junk bonds”) and up to 20% of its assets in cash or money market instruments in order to maintain liquidity, or in the event that the Specialist Manager determines that securities meeting the Portfolio’s investment objective and policies are not otherwise readily available for purchase. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in fixed income securities. Consistent with its investment policies, the Portfolio may purchase and sell securities without regard to the effect on portfolio turnover. The Portfolio has historically had significant portfolio turnover (e.g., over 200% annually), and it is anticipated that such portfolio turnover will continue in the future. High portfolio turnover will cause the Portfolio to incur additional transaction costs; higher transaction costs will reduce total return. High portfolio turnover also is likely to generate short-term capital gains, which, once distributed, is taxed to the shareholder as ordinary income. Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity of between five and ten years. The Portfolio may engage in transactions involving “derivative instruments” both in order to hedge against fluctuations in the market value of the securities in which the Portfolio invests and to achieve market exposure pending investment and, in the case of asset-backed and similar securities, for investment purposes.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

The Fixed Income Opportunity Portfolio

1. The following replaces the “Principal Investment Strategies” section on page 53 of the Prospectus:

Principal Investment Strategies

Under normal circumstances, the portfolio invests primarily (i.e., at least 80% of net assets) in a portfolio of fixed income securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. A principal investment strategy of the Portfolio is to invest in high yield securities including “junk bonds”. Under normal circumstances, at least 50% of the Portfolio’s assets will be invested in junk bonds. These securities are fixed income securities that are rated below the fourth highest category assigned by one of the major independent rating agencies or are, in the view of the Specialist Manager, deemed to be of comparable quality. Such securities may include: corporate bonds, collateralized loan obligations (CLOs), collateralized bond obligations (CBOs) and collateralized debt obligations (CDOs) (expected to be limited to less than 15% of the Portfolio), agency and non-agency mortgage-backed securities, collateralized mortgage obligations, commercial mortgage-backed securities and asset-backed securities, REITs, foreign fixed income securities, including emerging market debt, convertible bonds, preferred stocks, treasury inflation bonds, loan participations, swaps and fixed and floating rate loans. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in fixed income securities.

The Portfolio may invest in U.S. government securities, including but not limited to treasuries, agencies and commercial paper. The Portfolio may also hold a portion of its assets in cash or money market instruments in order to maintain liquidity or in the event that the Specialist Manager determines that securities meeting the Portfolio’s investment objective and policies are not otherwise readily available for purchase.

Consistent with its investment policies, the Portfolio may purchase and sell high yield securities. Purchases and sales of securities may be effected without regard to the effect on portfolio turnover. Securities purchased for the Portfolio will have varying maturities, but, under normal circumstances, the Portfolio will have an effective dollar weighted average portfolio maturity of between 5 and 10 years. The Portfolio may engage in transactions involving “derivative instruments” both in order to hedge against fluctuations in the market value of the securities in which the Portfolio invests and to achieve market exposure pending investment.

The performance benchmark for this Portfolio is the Barclays Capital U.S. High Yield Ba/B 2% Issuer Capped Index, an unmanaged index of high yield securities that is widely recognized as an indicator of the performance of such securities. The Specialist Managers actively manage the interest rate risk of the Portfolio relative to this benchmark.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

The U.S. Government Fixed Income Securities Portfolio

1. The following replaces the “Principal Investment Strategies” section on page 58 of the Prospectus:

Principal Investment Strategies

The Portfolio seeks to achieve its objective by investing primarily (i.e. at least 80% of its net assets) in a portfolio of U.S. fixed income securities issued or fully guaranteed by the U.S. Government, Federal Agencies, or sponsored agencies. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. In general the portfolio will maintain aggregate characteristics similar to the Barclays Capital U.S. Government Index. Securities held by the Portfolio will be rated investment grade or better by at least two rating agencies at the time of purchase if not rated by an agency, of comparable credit quality as determined by the Specialist Manager at the time of purchase. Overall credit quality of the Portfolio will be maintained at a level substantially equal to that of the Barclays Capital U.S. Government Index. The Portfolio will attempt to be fully invested at all times in U.S. Government fixed income securities, but may hold cash positions at times to adjust the duration of the Portfolio to more closely approximate that of the Barclays Capital U.S. Government Index, to replicate the interest rate sensitivity of the securities in the Barclays Capital U.S. Government Index, or to approximate the exposure to cash in the Barclays Capital U.S. Government Index from coupon payments, principal payments or called securities. The Portfolio intends to maintain an effective dollar weighted average portfolio maturity similar to that of the Barclays Capital U.S. Government Index. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in U.S. fixed income securities issued or fully guaranteed by the U.S. Government, Federal Agencies, or sponsored agencies.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

The U.S. Corporate Fixed Income Securities Portfolio

1. The following replaces the “Principal Investment Strategies” section on page 62 of the Prospectus:

Principal Investment Strategies

The Portfolio seeks to achieve its objective by investing primarily (i.e. at least 80% of net assets) in a portfolio of investment grade fixed income securities issued by U.S. corporations. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. In general the portfolio will maintain aggregate characteristics similar to the Barclay’s Capital U.S. Corporate Index. Securities held by the Portfolio will be rated investment-grade or better by one of the established rating agencies or, if not rated by an agency, of comparable credit quality as determined by the Specialist Manager at the time of purchase. Securities held by the Portfolio which are downgraded below investment-grade by all ratings agencies may be retained up to a maximum market value of 5% of the Portfolio. Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity of between nine and twelve years. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in investment grade fixed income securities issued by U.S. corporations. The Portfolio may also invest up to 20% of its assets in municipal bonds (i.e., debt securities issued by municipalities and related entities).

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

1. The following replaces the “Principal Investment Strategies” section on page 66 of the Prospectus:

Principal Investment Strategies

The Portfolio seeks to achieve its objective by investing primarily (i.e. at least primarily 80% of net assets) in a portfolio of publicly issued, investment grade mortgage and asset backed securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. In general the portfolio will maintain aggregate characteristics similar to the Barclays Capital U.S. Securitized Index. The Portfolio will seek to invest in U.S. dollar denominated agency and non-agency mortgage-backed securities backed by loans secured by residential, multifamily and commercial properties including, but not limited to: pass throughs, collateralized mortgage obligations (“CMOs”), real estate mortgage investment conduits (“REMICs”), stripped mortgage-backed securities (“SMBS”), project loans, construction loans, and adjustable rate mortgages. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in mortgage and asset backed securities. The Portfolio may also invest in U.S. Treasury and agency securities. Securities must be rated investment-grade or better by a nationally recognized credit rating agency at the time of purchase or, if not rated by an agency, of comparable credit quality as determined by the Specialist Manager at the time of purchase. The Portfolio may engage in transactions involving “derivative instruments” both in order to hedge against fluctuations in the market value of the securities in which the Portfolio invests and to achieve market exposure pending investment and, in the case of asset-backed and similar securities, for investment purposes. Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity of between three and five years.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

The Short-Term Municipal Bond Portfolio

1. The following replaces the “Principal Investment Strategies” section on page 70 of the Prospectus:

Principal Investment Strategies

The Portfolio’s principal investment strategy is to invest at least 80% of its net assets in municipal bonds (i.e., debt securities issued by municipalities and related entities, the interest on which is exempt from Federal income tax) (“Tax-Exempt Securities”) so that it will qualify to pay “exempt-interest dividends.” The Portfolio intends to maintain a dollar-weighted effective average portfolio maturity of no longer than three years. The Portfolio invests primarily in securities that are rated in one of the top four rating categories of a nationally recognized statistical rating organization or, if unrated, that are determined by the Specialist Manager to be of comparable quality. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. Fixed income securities rated in the fourth highest rating category by a rating agency may have speculative characteristics. The Portfolio does not currently intend to invest in obligations, the interest on which is a preference item for purposes of the Federal alternative minimum tax. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in municipal bonds.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

The Intermediate Term Municipal Bond Portfolio

1. The following replaces the “Principal Investment Strategies” section on page 74 of the Prospectus:

Principal Investment Strategies

The Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of net assets) in a diversified portfolio of intermediate-term fixed income securities, the interest on which is exempt from regular Federal income tax. These securities, which include both securities issued by municipalities and so-called “private activity bonds,” are referred to as “Municipal Securities.” Municipal Securities acquired for the Portfolio will generally be rated in one of the three highest rating categories assigned by one of the major independent rating agencies, or are, in the view of the Specialist Manager, deemed to be of comparable quality. The Portfolio is, however, authorized to invest up to 15% of its assets in Municipal Securities that are rated in the fourth highest category. Fixed income securities rated in the fourth highest rating category by a rating agency may have speculative characteristics. Also, the Portfolio is authorized to invest up to 20% of its net assets in taxable instruments. It is a fundamental policy of the Portfolio that, under normal circumstances, at least 80% of its net assets will be invested in Municipal Securities. Municipal Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity of between five and ten years. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in municipal securities.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

The Intermediate Term Municipal Bond II Portfolio

1. The following replaces the “Principal Investment Strategies” section on page 78 of the Prospectus:

Principal Investment Strategies

The Portfolio seeks to achieve its objective by investing primarily in a portfolio of municipal bonds (i.e., debt securities issued by municipalities and related entities, the interest on which is exempt from Federal income tax). It is the Portfolio’s policy that, under normal circumstances, at least 80% of its net assets will be invested in such securities (collectively, “Tax-Exempt Securities”). Tax-Exempt Securities may include general obligation bonds and notes, revenue bonds and notes (including industrial revenue bonds and municipal lease obligations), as well as participation interests relating to such securities. The Portfolio invests primarily in securities that are rated in one of the top four rating categories of a nationally recognized statistical rating organization or, if unrated, that are determined by the investment subadviser to be of comparable quality. The Portfolio intends to maintain a dollar-weighted effective average portfolio maturity of five to seven years. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in municipal securities.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HC CAPITAL TRUST
Prospectus Date	rr_ProspectusDate	Nov 1, 2012
Supplement [Text Block]	hct_SupplementTextBlock
Supplement to Prospectus
HC Advisors Shares
Dated November 1, 2012

HC Capital Trust

The date of this Supplement is August 22, 2013

On August 2, 2013, Mellon Capital Management Corporation was added as an additional Specialist Manager to each of the Value Equity, Institutional Value Equity, Growth Equity, Institutional Growth Equity, Small Capitalization Equity, Institutional Small Capitalization Equity, Real Estate Securities, Commodity Returns Strategy, International Equity, Institutional International Equity and Emerging Markets Portfolios pursuant to Portfolio Management Agreements approved by the shareholders of the respective Portfolios.

Additionally, on August 2, 2013, Ariel Investments, LLC was added as an additional Specialist Manager in the Small Capitalization Equity and Institutional Small Capitalization Equity Portfolios pursuant to Portfolio Management Agreements approved by the shareholders of the respective Portfolios.

Additionally, on August 20, 2013, Mellon Capital Management Corporation was added as a Specialist Manager to The Fixed Income Opportunity Portfolio and The U.S. Corporate Fixed Income Securities Portfolio.

Additionally, on August 20, 2013, Cadence Capital Management, LLC (“Cadence”) was added as a Specialist Manager to each of the Value Equity, Institutional Value Equity, International Equity and Institutional International Equity Portfolios. Cadence was also approved as an additional Specialist Manager for each of the Growth Equity, Institutional Growth Equity, Small Capitalization Equity, Institutional Small Capitalization Equity, Real Estate Securities, Commodity Returns Strategy, and Emerging Markets Portfolios pending approval by the shareholders of the respective Portfolios.

The following material supplements the Prospectus dated November 1, 2012 to incorporate information about the new Specialist Managers.

The Value Equity Portfolio:

1. The following replaces the “Principal Investment Strategies” section on page 2 of the Prospectus:

Principal Investment Strategies

The Portfolio is designed to implement a value-oriented investment approach. A “value investor” seeks to select securities that trade for less than the intrinsic value of the issuing company, as measured by fundamental investment considerations such as earnings, book value and dividend paying ability. The Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its net assets) in a diversified portfolio of equity securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio may invest up to 20% of the total assets of the actively managed portion of the Portfolio in income-producing securities other than common stock, such as preferred stocks or bonds, including those that are convertible into common stock. These income-producing securities may be of any quality or maturity. The Portfolio may also invest in equity securities of mid capitalization issuers. As of the date of this Prospectus, companies with a market capitalization of between $5 billion and $15 billion would likely be included in the “mid cap” range. Up to 20% of the total assets of the total Portfolio may also be invested in securities issued by non-U.S. companies. The Portfolio may invest in securities issued by other investment companies, including Exchange-Traded Funds (“ETFs”) that invest in equity securities. The Portfolio may also invest in other instruments including option or futures contracts, and similar instruments in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests. Additionally, a portion of the Portfolio is managed using a “passive” or “index” investment approach designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index and, from time to time, one or more identifiable subsets or other portions of that index.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one investment subadviser (“Specialist Manager”). The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

The Institutional Value Equity Portfolio

1. The following replaces the “Principal Investment Strategies” section on page 6 of the Prospectus:

Principal Investment Strategies

The Portfolio is designed to implement a value-oriented investment approach. A “value investor” seeks to select securities that trade for less than the intrinsic value of the issuing company, as measured by fundamental investment considerations such as earnings, book value and dividend paying ability. The Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its net assets) in a diversified portfolio of equity securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio may also invest in equity securities of mid capitalization issuers As of the date of this Prospectus, companies with a market capitalization of between $5 billion and $15 billion would likely be included in the “mid cap” range. Up to 20% of the total assets of the actively managed portion of the Portfolio may be invested in income-producing securities other than common stock, such as preferred stocks or bonds, including those that are convertible into common stock. These income-producing securities may be of any quality or maturity. Up to 20% of the total assets of the total Portfolio may also be invested in securities issued by non-U.S. companies. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in equity securities. Consistent with their respective investment styles, the Portfolio’s Specialist Managers may use instruments including option or futures contracts and similar instruments in order to pursue their investment objectives, gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests. In accordance with applicable interpretations of the SEC, such derivative instruments may be treated as equity securities for purposes of meeting its investment objective, if these instruments have economic characteristics similar to those of equity securities. Additionally, a portion of the Portfolio is managed using a “passive” or “index” investment approach designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index and, from time to time, one or more identifiable subsets or other portions of that index.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

The Growth Equity Portfolio:

1. The following replaces the “Principal Investment Strategies” section on page 10 of the Prospectus:

Principal Investment Strategies

The Portfolio is designed to implement a growth-oriented investment approach. “Growth investing” means that securities acquired for the Portfolio can be expected to have above-average potential for growth in revenue and earnings. The Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its net assets) in a diversified portfolio of equity securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio may invest up to 20% of the total assets of the actively managed portion of the Portfolio in income-producing securities other than common stock, such as preferred stocks or bonds, including those that are convertible into common stock. These income-producing securities may be of any quality or maturity. The Portfolio may also invest in equity securities of mid capitalization issuers. As of the date of this Prospectus, companies with a market capitalization of between $5 billion and $15 billion would likely be included in the “mid cap” range. Up to 20% of the total assets of the total Portfolio may also be invested in securities issued by non-U.S. companies. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in equity securities. Although some of the equity securities in which the Portfolio will invest are expected to be dividend paying issues, income is a secondary consideration in the stock selection process. Accordingly, dividends paid by this Portfolio can generally be expected to be lower than those paid by The Value Equity Portfolio. Consistent with their respective investment styles, the Portfolio’s Specialist Managers may use instruments including option or futures contracts and similar instruments in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

The Institutional Growth Equity Portfolio

1. The following replaces the “Principal Investment Strategies” section on page 14 of the Prospectus:

Principal Investment Strategies

The Portfolio is designed to implement a growth-oriented investment approach. “Growth investing” means that securities acquired for the Portfolio can be expected to have above-average potential for growth in revenue and earnings. The Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its net assets) in a diversified portfolio of equity securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio may invest up to 20% of the total assets of the actively managed portion of the Portfolio in income-producing securities other than common stock, such as preferred stocks or bonds, including those that are convertible into common stock. These income-producing securities may be of any quality or maturity. The Portfolio may also invest in equity securities of mid capitalization issuers. As of the date of this Prospectus, companies with a market capitalization of between $5 billion and $15 billion would likely be included in the “mid cap” range. Up to 20% of the total assets of the total Portfolio may also be invested in securities issued by non-U.S. companies. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in equity securities. Although some of the equity securities in which the Portfolio will invest are expected to be dividend paying issues, income is a secondary consideration in the stock selection process. Accordingly, dividends paid by this Portfolio can generally be expected to be lower than those paid by The Institutional Value Equity Portfolio. Consistent with their respective investment styles, the Portfolio’s Specialist Managers may use instruments including option or futures contracts and similar instruments in order to pursue their investment objectives, gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests. In accordance with applicable interpretations of the SEC, such derivative instruments may be treated as equity securities for purposes of meeting its investment objective, if these instruments have economic characteristics similar to those of equity securities.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

The Small Capitalization Equity Portfolio:

1. The following replaces the “Principal Investment Strategies” section on page 18 of the Prospectus:

Principal Investment Strategies

The Portfolio invests primarily (i.e., at least 80% of its net assets) in a diversified portfolio of equity securities of “small cap” issuers. The Portfolio is designed to invest primarily in equity securities of U.S. issuers which have market capitalizations that are comparable to the capitalization of companies in the Russell 2000(R) Index at the time of purchase. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. Up to 20% of the total assets of the total Portfolio may also be invested in securities of “mid cap” issuers. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in equity securities of “small cap” issuers. Consistent with its objective the Portfolio will invest in both dividend paying securities and securities that do not pay dividends. Also, consistent with their respective investment styles, the Portfolio’s Specialist Managers may use instruments such as option or futures contracts in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests. As of August 31, 2013, the market capitalization range of companies in the Russell 2000® Index was between approximately $500 million and $5 billion. Companies with a market capitalization between $5 billion and $15 billion would likely be included in the “mid cap” range.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

The Institutional Small Capitalization Equity Portfolio

1. The following replaces the “Principal Investment Strategies” section on page 22 of the Prospectus:

Principal Investment Strategies

The Portfolio invests primarily (i.e., at least 80% of its net assets) in a diversified portfolio of equity securities of “small cap” issuers. The Portfolio is designed to invest primarily in equity securities of U.S. issuers which have market capitalizations that are comparable to the capitalization of companies in the Russell 2000(R) Index at the time of purchase. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. Up to 20% of the total assets of the total Portfolio may also be invested in securities of “mid cap” issuers. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in equity securities of “small cap” issuers. Consistent with this objective the Portfolio will invest in both dividend paying securities and securities that do not pay dividends. Also, consistent with their respective investment styles, the Portfolio’s Specialist Managers may use instruments such as option or futures contracts in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests. As of August 31, 2013, the market capitalization range of companies in the Russell 2000® Index was between approximately $500 million and $5 billion. Companies with a market capitalization between $5 billion and $15 billion would likely be included in the “mid cap” range.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

The Real Estate Securities Portfolio

1. The following replaces the “Principal Investment Strategies” section on page 26 of the Prospectus:

Principal Investment Strategies

The Portfolio seeks to achieve its objective by investing primarily (i.e. at least 80% of its assets) in a portfolio of equity and debt securities issued by U.S. and non-U.S. real estate-related companies, including companies known as real estate investment trusts (REITs) and other real estate operating companies whose value is derived from ownership, development and management of underlying real estate properties. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio’s permissible investments include equity and equity-related securities of real estate-related companies, including common stock, preferred stock, convertible securities, warrants, options, depositary receipts and other similar equity equivalents. The Portfolio also may invest in equity and equity-related and fixed income securities, including debt securities, mortgage-backed securities and high yield debt. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in securities issued by real estate-related companies. The Portfolio may also invest in companies which are located in emerging markets countries, as well as companies of any market capitalization.

Consistent with its investment style, the Portfolio’s Specialist Manager may use instruments such as option or futures contracts in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

The Commodity Returns Strategy Portfolio

1. The following replaces the “Principal Investment Strategies” section on page 31 of the Prospectus:

Principal Investment Strategies

The Portfolio seeks to achieve its objective by investing in a diversified portfolio of commodity-related investments including securities issued by companies in commodity-related industries, commodity-linked structured notes (derivative debt instruments with principal and/or coupon payments linked to the performance of commodity indices) and other similar derivative instruments, investment vehicles that invest in commodities and commodity-related instruments. Securities of companies in commodities-related industries may include common stocks, depositary receipts, preferred securities, rights to subscribe for or purchase any such securities, warrants, convertible securities and other equity and commodity-linked securities issued by such companies. For this purpose, commodities are assets that have tangible properties, such as oil, metal and agricultural products. Commodity-related industries include, but are not limited to: (i) those directly engaged in the production of commodities, such as minerals, metals, agricultural commodities, chemicals, pulp and paper, building materials, oil and gas, other energy or natural resources, and (ii) companies that provide services to commodity producers. The Portfolio considers a company to be in a commodity-related industry if, as determined by the relevant Specialist Manager, at least 50% of the company’s assets, revenues or net income are derived from, or related to, such activities. The Portfolio may invest without limitation in foreign securities, including securities issued by companies in emerging markets. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in commodity-related investments. The Portfolio also intends to gain exposure to commodity markets by investing a portion of its assets in two wholly-owned subsidiaries organized under the laws of the Cayman Islands (the “Subsidiaries”). The Subsidiaries may invest without limitation in commodity-linked derivative instruments, such as swaps, futures and options. The Portfolio may invest in commodity swap, variance swap and total return swap agreements and the Portfolio maintains liquid assets sufficient to cover the full notional value of any such swap positions. The Subsidiaries may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiaries’ derivatives positions, and other investment vehicles that invest in commodities and commodity-related instruments. The Subsidiaries are managed by the same Specialist Managers that advise the Portfolio.

The Portfolio may invest in equity and fixed income securities and may invest in companies of any market capitalization.

The Portfolio is authorized to operate on a multi-manager basis. This means that the Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

The International Equity Portfolio:

1. The following replaces the “Principal Investment Strategies” section on page 37 of the Prospectus:

Principal Investment Strategies

The Portfolio invests primarily (i.e., at least 80% of its net assets) in a diversified portfolio of equity securities of issuers located in non-U.S. countries. Although the Portfolio may invest anywhere in the world, the Portfolio is expected to invest primarily in the equity markets included in the Morgan Stanley Capital International Europe, Australasia and Far East Index (“MSCI EAFE Index”). In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in equity securities of issuers located in non-U.S. countries.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

The Institutional International Equity Portfolio

1. The following replaces the “Principal Investment Strategies” section on page 41 of the Prospectus:

Principal Investment Strategies

The Portfolio invests primarily (i.e., at least 80% of its net assets) in a diversified portfolio of equity securities of issuers located in non-U.S. countries. Although the Portfolio may invest anywhere in the world, the Portfolio is expected to invest primarily in the equity markets included in the Morgan Stanley Capital International Europe, Australasia and Far East Index (“MSCI EAFE Index”). In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in equity securities of issuers located in non-U.S. countries.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

The Emerging Markets Portfolio

1. The following replaces the “Principal Investment Strategies” section on page 45 of the Prospectus:

Principal Investment Strategies

The Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its net assets) in a diversified portfolio of securities issued by companies domiciled or, in the view of the Specialist Manager, deemed to be doing material amounts of business in countries determined by the Specialist Manager to have a developing or emerging economy or securities market. Typically 80% of the Portfolio’s net assets will be invested in equity securities, equity swaps, structured equity notes, equity linked notes and depositary receipts concentrated in emerging market countries. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio invests primarily in the Morgan Stanley Capital International® Emerging Market Index (“MSCI EM Index”) countries. As the MSCI EM Index introduces new emerging market countries, the Portfolio may include those countries among the countries in which it may invest. In determining securities in which to invest, the Portfolio’s management team will evaluate the countries’ economic and political climates with prospects for sustained macro and micro economic growth. The Portfolio’s management team will take into account traditional securities valuation methods, including (but not limited to) an analysis of price in relation to assets, earnings, cash flows, projected earnings growth, inflation and interest rates. Liquidity and transaction costs will also be considered. The Portfolio may also invest in companies of any market capitalization. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in securities issued by companies domiciled or deemed to be doing material amounts of business in countries that have a developing or emerging economy or securities market.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

The Core Fixed Income Portfolio

1. The following replaces the “Principal Investment Strategies” section on page 49 of the Prospectus:

Principal Investment Strategies

The Portfolio invests primarily (e.g. at least 80% of its net assets) in a diversified portfolio of fixed income securities. The Portfolio, under normal circumstances, will invest at least 80% of its assets in fixed income securities that, at the time of purchase, are rated in one of four highest rating categories assigned by one of the major independent rating agencies or are, in the view of the Specialist Manager, deemed to be of comparable quality. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. Securities in the fourth highest rating category may have speculative characteristics. From time to time, a substantial portion of the Portfolio may be invested in any of the following: (1) investment grade mortgage-backed or asset-backed securities; (2) securities issued or fully guaranteed by the U.S. Government, Federal Agencies, or sponsored agencies; (3) investment grade fixed income securities issued by U.S. corporations; or (4) municipal bonds (i.e., debt securities issued by municipalities and related entities). Under normal conditions, the Portfolio may invest up to 20% of its assets in high yield securities (“junk bonds”) and up to 20% of its assets in cash or money market instruments in order to maintain liquidity, or in the event that the Specialist Manager determines that securities meeting the Portfolio’s investment objective and policies are not otherwise readily available for purchase. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in fixed income securities. Consistent with its investment policies, the Portfolio may purchase and sell securities without regard to the effect on portfolio turnover. The Portfolio has historically had significant portfolio turnover (e.g., over 200% annually), and it is anticipated that such portfolio turnover will continue in the future. High portfolio turnover will cause the Portfolio to incur additional transaction costs; higher transaction costs will reduce total return. High portfolio turnover also is likely to generate short-term capital gains, which, once distributed, is taxed to the shareholder as ordinary income. Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity of between five and ten years. The Portfolio may engage in transactions involving “derivative instruments” both in order to hedge against fluctuations in the market value of the securities in which the Portfolio invests and to achieve market exposure pending investment and, in the case of asset-backed and similar securities, for investment purposes.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

The Fixed Income Opportunity Portfolio

1. The following replaces the “Principal Investment Strategies” section on page 53 of the Prospectus:

Principal Investment Strategies

Under normal circumstances, the portfolio invests primarily (i.e., at least 80% of net assets) in a portfolio of fixed income securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. A principal investment strategy of the Portfolio is to invest in high yield securities including “junk bonds”. Under normal circumstances, at least 50% of the Portfolio’s assets will be invested in junk bonds. These securities are fixed income securities that are rated below the fourth highest category assigned by one of the major independent rating agencies or are, in the view of the Specialist Manager, deemed to be of comparable quality. Such securities may include: corporate bonds, collateralized loan obligations (CLOs), collateralized bond obligations (CBOs) and collateralized debt obligations (CDOs) (expected to be limited to less than 15% of the Portfolio), agency and non-agency mortgage-backed securities, collateralized mortgage obligations, commercial mortgage-backed securities and asset-backed securities, REITs, foreign fixed income securities, including emerging market debt, convertible bonds, preferred stocks, treasury inflation bonds, loan participations, swaps and fixed and floating rate loans. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in fixed income securities.

The Portfolio may invest in U.S. government securities, including but not limited to treasuries, agencies and commercial paper. The Portfolio may also hold a portion of its assets in cash or money market instruments in order to maintain liquidity or in the event that the Specialist Manager determines that securities meeting the Portfolio’s investment objective and policies are not otherwise readily available for purchase.

Consistent with its investment policies, the Portfolio may purchase and sell high yield securities. Purchases and sales of securities may be effected without regard to the effect on portfolio turnover. Securities purchased for the Portfolio will have varying maturities, but, under normal circumstances, the Portfolio will have an effective dollar weighted average portfolio maturity of between 5 and 10 years. The Portfolio may engage in transactions involving “derivative instruments” both in order to hedge against fluctuations in the market value of the securities in which the Portfolio invests and to achieve market exposure pending investment.

The performance benchmark for this Portfolio is the Barclays Capital U.S. High Yield Ba/B 2% Issuer Capped Index, an unmanaged index of high yield securities that is widely recognized as an indicator of the performance of such securities. The Specialist Managers actively manage the interest rate risk of the Portfolio relative to this benchmark.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

The U.S. Government Fixed Income Securities Portfolio

1. The following replaces the “Principal Investment Strategies” section on page 58 of the Prospectus:

Principal Investment Strategies

The Portfolio seeks to achieve its objective by investing primarily (i.e. at least 80% of its net assets) in a portfolio of U.S. fixed income securities issued or fully guaranteed by the U.S. Government, Federal Agencies, or sponsored agencies. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. In general the portfolio will maintain aggregate characteristics similar to the Barclays Capital U.S. Government Index. Securities held by the Portfolio will be rated investment grade or better by at least two rating agencies at the time of purchase if not rated by an agency, of comparable credit quality as determined by the Specialist Manager at the time of purchase. Overall credit quality of the Portfolio will be maintained at a level substantially equal to that of the Barclays Capital U.S. Government Index. The Portfolio will attempt to be fully invested at all times in U.S. Government fixed income securities, but may hold cash positions at times to adjust the duration of the Portfolio to more closely approximate that of the Barclays Capital U.S. Government Index, to replicate the interest rate sensitivity of the securities in the Barclays Capital U.S. Government Index, or to approximate the exposure to cash in the Barclays Capital U.S. Government Index from coupon payments, principal payments or called securities. The Portfolio intends to maintain an effective dollar weighted average portfolio maturity similar to that of the Barclays Capital U.S. Government Index. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in U.S. fixed income securities issued or fully guaranteed by the U.S. Government, Federal Agencies, or sponsored agencies.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

The U.S. Corporate Fixed Income Securities Portfolio

1. The following replaces the “Principal Investment Strategies” section on page 62 of the Prospectus:

Principal Investment Strategies

The Portfolio seeks to achieve its objective by investing primarily (i.e. at least 80% of net assets) in a portfolio of investment grade fixed income securities issued by U.S. corporations. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. In general the portfolio will maintain aggregate characteristics similar to the Barclay’s Capital U.S. Corporate Index. Securities held by the Portfolio will be rated investment-grade or better by one of the established rating agencies or, if not rated by an agency, of comparable credit quality as determined by the Specialist Manager at the time of purchase. Securities held by the Portfolio which are downgraded below investment-grade by all ratings agencies may be retained up to a maximum market value of 5% of the Portfolio. Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity of between nine and twelve years. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in investment grade fixed income securities issued by U.S. corporations. The Portfolio may also invest up to 20% of its assets in municipal bonds (i.e., debt securities issued by municipalities and related entities).

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

1. The following replaces the “Principal Investment Strategies” section on page 66 of the Prospectus:

Principal Investment Strategies

The Portfolio seeks to achieve its objective by investing primarily (i.e. at least primarily 80% of net assets) in a portfolio of publicly issued, investment grade mortgage and asset backed securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. In general the portfolio will maintain aggregate characteristics similar to the Barclays Capital U.S. Securitized Index. The Portfolio will seek to invest in U.S. dollar denominated agency and non-agency mortgage-backed securities backed by loans secured by residential, multifamily and commercial properties including, but not limited to: pass throughs, collateralized mortgage obligations (“CMOs”), real estate mortgage investment conduits (“REMICs”), stripped mortgage-backed securities (“SMBS”), project loans, construction loans, and adjustable rate mortgages. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in mortgage and asset backed securities. The Portfolio may also invest in U.S. Treasury and agency securities. Securities must be rated investment-grade or better by a nationally recognized credit rating agency at the time of purchase or, if not rated by an agency, of comparable credit quality as determined by the Specialist Manager at the time of purchase. The Portfolio may engage in transactions involving “derivative instruments” both in order to hedge against fluctuations in the market value of the securities in which the Portfolio invests and to achieve market exposure pending investment and, in the case of asset-backed and similar securities, for investment purposes. Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity of between three and five years.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

The Short-Term Municipal Bond Portfolio

1. The following replaces the “Principal Investment Strategies” section on page 70 of the Prospectus:

Principal Investment Strategies

The Portfolio’s principal investment strategy is to invest at least 80% of its net assets in municipal bonds (i.e., debt securities issued by municipalities and related entities, the interest on which is exempt from Federal income tax) (“Tax-Exempt Securities”) so that it will qualify to pay “exempt-interest dividends.” The Portfolio intends to maintain a dollar-weighted effective average portfolio maturity of no longer than three years. The Portfolio invests primarily in securities that are rated in one of the top four rating categories of a nationally recognized statistical rating organization or, if unrated, that are determined by the Specialist Manager to be of comparable quality. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. Fixed income securities rated in the fourth highest rating category by a rating agency may have speculative characteristics. The Portfolio does not currently intend to invest in obligations, the interest on which is a preference item for purposes of the Federal alternative minimum tax. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in municipal bonds.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

The Intermediate Term Municipal Bond Portfolio

1. The following replaces the “Principal Investment Strategies” section on page 74 of the Prospectus:

Principal Investment Strategies

The Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of net assets) in a diversified portfolio of intermediate-term fixed income securities, the interest on which is exempt from regular Federal income tax. These securities, which include both securities issued by municipalities and so-called “private activity bonds,” are referred to as “Municipal Securities.” Municipal Securities acquired for the Portfolio will generally be rated in one of the three highest rating categories assigned by one of the major independent rating agencies, or are, in the view of the Specialist Manager, deemed to be of comparable quality. The Portfolio is, however, authorized to invest up to 15% of its assets in Municipal Securities that are rated in the fourth highest category. Fixed income securities rated in the fourth highest rating category by a rating agency may have speculative characteristics. Also, the Portfolio is authorized to invest up to 20% of its net assets in taxable instruments. It is a fundamental policy of the Portfolio that, under normal circumstances, at least 80% of its net assets will be invested in Municipal Securities. Municipal Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity of between five and ten years. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in municipal securities.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

The Intermediate Term Municipal Bond II Portfolio

1. The following replaces the “Principal Investment Strategies” section on page 78 of the Prospectus:

Principal Investment Strategies

The Portfolio seeks to achieve its objective by investing primarily in a portfolio of municipal bonds (i.e., debt securities issued by municipalities and related entities, the interest on which is exempt from Federal income tax). It is the Portfolio’s policy that, under normal circumstances, at least 80% of its net assets will be invested in such securities (collectively, “Tax-Exempt Securities”). Tax-Exempt Securities may include general obligation bonds and notes, revenue bonds and notes (including industrial revenue bonds and municipal lease obligations), as well as participation interests relating to such securities. The Portfolio invests primarily in securities that are rated in one of the top four rating categories of a nationally recognized statistical rating organization or, if unrated, that are determined by the investment subadviser to be of comparable quality. The Portfolio intends to maintain a dollar-weighted effective average portfolio maturity of five to seven years. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in municipal securities.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

The Value Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	hct_SupplementTextBlock
Supplement to Prospectus
HC Advisors Shares
Dated November 1, 2012

HC Capital Trust

The date of this Supplement is August 22, 2013

On August 2, 2013, Mellon Capital Management Corporation was added as an additional Specialist Manager to each of the Value Equity, Institutional Value Equity, Growth Equity, Institutional Growth Equity, Small Capitalization Equity, Institutional Small Capitalization Equity, Real Estate Securities, Commodity Returns Strategy, International Equity, Institutional International Equity and Emerging Markets Portfolios pursuant to Portfolio Management Agreements approved by the shareholders of the respective Portfolios.

Additionally, on August 2, 2013, Ariel Investments, LLC was added as an additional Specialist Manager in the Small Capitalization Equity and Institutional Small Capitalization Equity Portfolios pursuant to Portfolio Management Agreements approved by the shareholders of the respective Portfolios.

Additionally, on August 20, 2013, Mellon Capital Management Corporation was added as a Specialist Manager to The Fixed Income Opportunity Portfolio and The U.S. Corporate Fixed Income Securities Portfolio.

Additionally, on August 20, 2013, Cadence Capital Management, LLC (“Cadence”) was added as a Specialist Manager to each of the Value Equity, Institutional Value Equity, International Equity and Institutional International Equity Portfolios. Cadence was also approved as an additional Specialist Manager for each of the Growth Equity, Institutional Growth Equity, Small Capitalization Equity, Institutional Small Capitalization Equity, Real Estate Securities, Commodity Returns Strategy, and Emerging Markets Portfolios pending approval by the shareholders of the respective Portfolios.

The following material supplements the Prospectus dated November 1, 2012 to incorporate information about the new Specialist Managers.

The Value Equity Portfolio:

1. The following replaces the “Principal Investment Strategies” section on page 2 of the Prospectus:

Principal Investment Strategies

The Portfolio is designed to implement a value-oriented investment approach. A “value investor” seeks to select securities that trade for less than the intrinsic value of the issuing company, as measured by fundamental investment considerations such as earnings, book value and dividend paying ability. The Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its net assets) in a diversified portfolio of equity securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio may invest up to 20% of the total assets of the actively managed portion of the Portfolio in income-producing securities other than common stock, such as preferred stocks or bonds, including those that are convertible into common stock. These income-producing securities may be of any quality or maturity. The Portfolio may also invest in equity securities of mid capitalization issuers. As of the date of this Prospectus, companies with a market capitalization of between $5 billion and $15 billion would likely be included in the “mid cap” range. Up to 20% of the total assets of the total Portfolio may also be invested in securities issued by non-U.S. companies. The Portfolio may invest in securities issued by other investment companies, including Exchange-Traded Funds (“ETFs”) that invest in equity securities. The Portfolio may also invest in other instruments including option or futures contracts, and similar instruments in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests. Additionally, a portion of the Portfolio is managed using a “passive” or “index” investment approach designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index and, from time to time, one or more identifiable subsets or other portions of that index.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one investment subadviser (“Specialist Manager”). The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Portfolio is designed to implement a value-oriented investment approach. A “value investor” seeks to select securities that trade for less than the intrinsic value of the issuing company, as measured by fundamental investment considerations such as earnings, book value and dividend paying ability. The Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its net assets) in a diversified portfolio of equity securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio may invest up to 20% of the total assets of the actively managed portion of the Portfolio in income-producing securities other than common stock, such as preferred stocks or bonds, including those that are convertible into common stock. These income-producing securities may be of any quality or maturity. The Portfolio may also invest in equity securities of mid capitalization issuers. As of the date of this Prospectus, companies with a market capitalization of between $5 billion and $15 billion would likely be included in the “mid cap” range. Up to 20% of the total assets of the total Portfolio may also be invested in securities issued by non-U.S. companies. The Portfolio may invest in securities issued by other investment companies, including Exchange-Traded Funds (“ETFs”) that invest in equity securities. The Portfolio may also invest in other instruments including option or futures contracts, and similar instruments in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests. Additionally, a portion of the Portfolio is managed using a “passive” or “index” investment approach designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index and, from time to time, one or more identifiable subsets or other portions of that index.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one investment subadviser (“Specialist Manager”). The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

The Institutional Value Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	hct_SupplementTextBlock
Supplement to Prospectus
HC Advisors Shares
Dated November 1, 2012

HC Capital Trust

The date of this Supplement is August 22, 2013

On August 2, 2013, Mellon Capital Management Corporation was added as an additional Specialist Manager to each of the Value Equity, Institutional Value Equity, Growth Equity, Institutional Growth Equity, Small Capitalization Equity, Institutional Small Capitalization Equity, Real Estate Securities, Commodity Returns Strategy, International Equity, Institutional International Equity and Emerging Markets Portfolios pursuant to Portfolio Management Agreements approved by the shareholders of the respective Portfolios.

Additionally, on August 2, 2013, Ariel Investments, LLC was added as an additional Specialist Manager in the Small Capitalization Equity and Institutional Small Capitalization Equity Portfolios pursuant to Portfolio Management Agreements approved by the shareholders of the respective Portfolios.

Additionally, on August 20, 2013, Mellon Capital Management Corporation was added as a Specialist Manager to The Fixed Income Opportunity Portfolio and The U.S. Corporate Fixed Income Securities Portfolio.

Additionally, on August 20, 2013, Cadence Capital Management, LLC (“Cadence”) was added as a Specialist Manager to each of the Value Equity, Institutional Value Equity, International Equity and Institutional International Equity Portfolios. Cadence was also approved as an additional Specialist Manager for each of the Growth Equity, Institutional Growth Equity, Small Capitalization Equity, Institutional Small Capitalization Equity, Real Estate Securities, Commodity Returns Strategy, and Emerging Markets Portfolios pending approval by the shareholders of the respective Portfolios.

The following material supplements the Prospectus dated November 1, 2012 to incorporate information about the new Specialist Managers.

The Institutional Value Equity Portfolio

1. The following replaces the “Principal Investment Strategies” section on page 6 of the Prospectus:

Principal Investment Strategies

The Portfolio is designed to implement a value-oriented investment approach. A “value investor” seeks to select securities that trade for less than the intrinsic value of the issuing company, as measured by fundamental investment considerations such as earnings, book value and dividend paying ability. The Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its net assets) in a diversified portfolio of equity securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio may also invest in equity securities of mid capitalization issuers As of the date of this Prospectus, companies with a market capitalization of between $5 billion and $15 billion would likely be included in the “mid cap” range. Up to 20% of the total assets of the actively managed portion of the Portfolio may be invested in income-producing securities other than common stock, such as preferred stocks or bonds, including those that are convertible into common stock. These income-producing securities may be of any quality or maturity. Up to 20% of the total assets of the total Portfolio may also be invested in securities issued by non-U.S. companies. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in equity securities. Consistent with their respective investment styles, the Portfolio’s Specialist Managers may use instruments including option or futures contracts and similar instruments in order to pursue their investment objectives, gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests. In accordance with applicable interpretations of the SEC, such derivative instruments may be treated as equity securities for purposes of meeting its investment objective, if these instruments have economic characteristics similar to those of equity securities. Additionally, a portion of the Portfolio is managed using a “passive” or “index” investment approach designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index and, from time to time, one or more identifiable subsets or other portions of that index.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Portfolio is designed to implement a value-oriented investment approach. A “value investor” seeks to select securities that trade for less than the intrinsic value of the issuing company, as measured by fundamental investment considerations such as earnings, book value and dividend paying ability. The Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its net assets) in a diversified portfolio of equity securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio may also invest in equity securities of mid capitalization issuers As of the date of this Prospectus, companies with a market capitalization of between $5 billion and $15 billion would likely be included in the “mid cap” range. Up to 20% of the total assets of the actively managed portion of the Portfolio may be invested in income-producing securities other than common stock, such as preferred stocks or bonds, including those that are convertible into common stock. These income-producing securities may be of any quality or maturity. Up to 20% of the total assets of the total Portfolio may also be invested in securities issued by non-U.S. companies. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in equity securities. Consistent with their respective investment styles, the Portfolio’s Specialist Managers may use instruments including option or futures contracts and similar instruments in order to pursue their investment objectives, gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests. In accordance with applicable interpretations of the SEC, such derivative instruments may be treated as equity securities for purposes of meeting its investment objective, if these instruments have economic characteristics similar to those of equity securities. Additionally, a portion of the Portfolio is managed using a “passive” or “index” investment approach designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index and, from time to time, one or more identifiable subsets or other portions of that index.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

The Growth Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	hct_SupplementTextBlock
Supplement to Prospectus
HC Advisors Shares
Dated November 1, 2012

HC Capital Trust

The date of this Supplement is August 22, 2013

On August 2, 2013, Mellon Capital Management Corporation was added as an additional Specialist Manager to each of the Value Equity, Institutional Value Equity, Growth Equity, Institutional Growth Equity, Small Capitalization Equity, Institutional Small Capitalization Equity, Real Estate Securities, Commodity Returns Strategy, International Equity, Institutional International Equity and Emerging Markets Portfolios pursuant to Portfolio Management Agreements approved by the shareholders of the respective Portfolios.

Additionally, on August 2, 2013, Ariel Investments, LLC was added as an additional Specialist Manager in the Small Capitalization Equity and Institutional Small Capitalization Equity Portfolios pursuant to Portfolio Management Agreements approved by the shareholders of the respective Portfolios.

Additionally, on August 20, 2013, Mellon Capital Management Corporation was added as a Specialist Manager to The Fixed Income Opportunity Portfolio and The U.S. Corporate Fixed Income Securities Portfolio.

Additionally, on August 20, 2013, Cadence Capital Management, LLC (“Cadence”) was added as a Specialist Manager to each of the Value Equity, Institutional Value Equity, International Equity and Institutional International Equity Portfolios. Cadence was also approved as an additional Specialist Manager for each of the Growth Equity, Institutional Growth Equity, Small Capitalization Equity, Institutional Small Capitalization Equity, Real Estate Securities, Commodity Returns Strategy, and Emerging Markets Portfolios pending approval by the shareholders of the respective Portfolios.

The following material supplements the Prospectus dated November 1, 2012 to incorporate information about the new Specialist Managers.

The Growth Equity Portfolio:

1. The following replaces the “Principal Investment Strategies” section on page 10 of the Prospectus:

Principal Investment Strategies

The Portfolio is designed to implement a growth-oriented investment approach. “Growth investing” means that securities acquired for the Portfolio can be expected to have above-average potential for growth in revenue and earnings. The Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its net assets) in a diversified portfolio of equity securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio may invest up to 20% of the total assets of the actively managed portion of the Portfolio in income-producing securities other than common stock, such as preferred stocks or bonds, including those that are convertible into common stock. These income-producing securities may be of any quality or maturity. The Portfolio may also invest in equity securities of mid capitalization issuers. As of the date of this Prospectus, companies with a market capitalization of between $5 billion and $15 billion would likely be included in the “mid cap” range. Up to 20% of the total assets of the total Portfolio may also be invested in securities issued by non-U.S. companies. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in equity securities. Although some of the equity securities in which the Portfolio will invest are expected to be dividend paying issues, income is a secondary consideration in the stock selection process. Accordingly, dividends paid by this Portfolio can generally be expected to be lower than those paid by The Value Equity Portfolio. Consistent with their respective investment styles, the Portfolio’s Specialist Managers may use instruments including option or futures contracts and similar instruments in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Portfolio is designed to implement a growth-oriented investment approach. “Growth investing” means that securities acquired for the Portfolio can be expected to have above-average potential for growth in revenue and earnings. The Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its net assets) in a diversified portfolio of equity securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio may invest up to 20% of the total assets of the actively managed portion of the Portfolio in income-producing securities other than common stock, such as preferred stocks or bonds, including those that are convertible into common stock. These income-producing securities may be of any quality or maturity. The Portfolio may also invest in equity securities of mid capitalization issuers. As of the date of this Prospectus, companies with a market capitalization of between $5 billion and $15 billion would likely be included in the “mid cap” range. Up to 20% of the total assets of the total Portfolio may also be invested in securities issued by non-U.S. companies. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in equity securities. Although some of the equity securities in which the Portfolio will invest are expected to be dividend paying issues, income is a secondary consideration in the stock selection process. Accordingly, dividends paid by this Portfolio can generally be expected to be lower than those paid by The Value Equity Portfolio. Consistent with their respective investment styles, the Portfolio’s Specialist Managers may use instruments including option or futures contracts and similar instruments in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

The Institutional Growth Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	hct_SupplementTextBlock
Supplement to Prospectus
HC Advisors Shares
Dated November 1, 2012

HC Capital Trust

The date of this Supplement is August 22, 2013

On August 2, 2013, Mellon Capital Management Corporation was added as an additional Specialist Manager to each of the Value Equity, Institutional Value Equity, Growth Equity, Institutional Growth Equity, Small Capitalization Equity, Institutional Small Capitalization Equity, Real Estate Securities, Commodity Returns Strategy, International Equity, Institutional International Equity and Emerging Markets Portfolios pursuant to Portfolio Management Agreements approved by the shareholders of the respective Portfolios.

Additionally, on August 2, 2013, Ariel Investments, LLC was added as an additional Specialist Manager in the Small Capitalization Equity and Institutional Small Capitalization Equity Portfolios pursuant to Portfolio Management Agreements approved by the shareholders of the respective Portfolios.

Additionally, on August 20, 2013, Mellon Capital Management Corporation was added as a Specialist Manager to The Fixed Income Opportunity Portfolio and The U.S. Corporate Fixed Income Securities Portfolio.

Additionally, on August 20, 2013, Cadence Capital Management, LLC (“Cadence”) was added as a Specialist Manager to each of the Value Equity, Institutional Value Equity, International Equity and Institutional International Equity Portfolios. Cadence was also approved as an additional Specialist Manager for each of the Growth Equity, Institutional Growth Equity, Small Capitalization Equity, Institutional Small Capitalization Equity, Real Estate Securities, Commodity Returns Strategy, and Emerging Markets Portfolios pending approval by the shareholders of the respective Portfolios.

The following material supplements the Prospectus dated November 1, 2012 to incorporate information about the new Specialist Managers.

The Institutional Growth Equity Portfolio

1. The following replaces the “Principal Investment Strategies” section on page 14 of the Prospectus:

Principal Investment Strategies

The Portfolio is designed to implement a growth-oriented investment approach. “Growth investing” means that securities acquired for the Portfolio can be expected to have above-average potential for growth in revenue and earnings. The Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its net assets) in a diversified portfolio of equity securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio may invest up to 20% of the total assets of the actively managed portion of the Portfolio in income-producing securities other than common stock, such as preferred stocks or bonds, including those that are convertible into common stock. These income-producing securities may be of any quality or maturity. The Portfolio may also invest in equity securities of mid capitalization issuers. As of the date of this Prospectus, companies with a market capitalization of between $5 billion and $15 billion would likely be included in the “mid cap” range. Up to 20% of the total assets of the total Portfolio may also be invested in securities issued by non-U.S. companies. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in equity securities. Although some of the equity securities in which the Portfolio will invest are expected to be dividend paying issues, income is a secondary consideration in the stock selection process. Accordingly, dividends paid by this Portfolio can generally be expected to be lower than those paid by The Institutional Value Equity Portfolio. Consistent with their respective investment styles, the Portfolio’s Specialist Managers may use instruments including option or futures contracts and similar instruments in order to pursue their investment objectives, gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests. In accordance with applicable interpretations of the SEC, such derivative instruments may be treated as equity securities for purposes of meeting its investment objective, if these instruments have economic characteristics similar to those of equity securities.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Portfolio is designed to implement a growth-oriented investment approach. “Growth investing” means that securities acquired for the Portfolio can be expected to have above-average potential for growth in revenue and earnings. The Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its net assets) in a diversified portfolio of equity securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio may invest up to 20% of the total assets of the actively managed portion of the Portfolio in income-producing securities other than common stock, such as preferred stocks or bonds, including those that are convertible into common stock. These income-producing securities may be of any quality or maturity. The Portfolio may also invest in equity securities of mid capitalization issuers. As of the date of this Prospectus, companies with a market capitalization of between $5 billion and $15 billion would likely be included in the “mid cap” range. Up to 20% of the total assets of the total Portfolio may also be invested in securities issued by non-U.S. companies. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in equity securities. Although some of the equity securities in which the Portfolio will invest are expected to be dividend paying issues, income is a secondary consideration in the stock selection process. Accordingly, dividends paid by this Portfolio can generally be expected to be lower than those paid by The Institutional Value Equity Portfolio. Consistent with their respective investment styles, the Portfolio’s Specialist Managers may use instruments including option or futures contracts and similar instruments in order to pursue their investment objectives, gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests. In accordance with applicable interpretations of the SEC, such derivative instruments may be treated as equity securities for purposes of meeting its investment objective, if these instruments have economic characteristics similar to those of equity securities.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

The Small Capitalization Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	hct_SupplementTextBlock
Supplement to Prospectus
HC Advisors Shares
Dated November 1, 2012

HC Capital Trust

The date of this Supplement is August 22, 2013

On August 2, 2013, Mellon Capital Management Corporation was added as an additional Specialist Manager to each of the Value Equity, Institutional Value Equity, Growth Equity, Institutional Growth Equity, Small Capitalization Equity, Institutional Small Capitalization Equity, Real Estate Securities, Commodity Returns Strategy, International Equity, Institutional International Equity and Emerging Markets Portfolios pursuant to Portfolio Management Agreements approved by the shareholders of the respective Portfolios.

Additionally, on August 2, 2013, Ariel Investments, LLC was added as an additional Specialist Manager in the Small Capitalization Equity and Institutional Small Capitalization Equity Portfolios pursuant to Portfolio Management Agreements approved by the shareholders of the respective Portfolios.

Additionally, on August 20, 2013, Mellon Capital Management Corporation was added as a Specialist Manager to The Fixed Income Opportunity Portfolio and The U.S. Corporate Fixed Income Securities Portfolio.

Additionally, on August 20, 2013, Cadence Capital Management, LLC (“Cadence”) was added as a Specialist Manager to each of the Value Equity, Institutional Value Equity, International Equity and Institutional International Equity Portfolios. Cadence was also approved as an additional Specialist Manager for each of the Growth Equity, Institutional Growth Equity, Small Capitalization Equity, Institutional Small Capitalization Equity, Real Estate Securities, Commodity Returns Strategy, and Emerging Markets Portfolios pending approval by the shareholders of the respective Portfolios.

The following material supplements the Prospectus dated November 1, 2012 to incorporate information about the new Specialist Managers.

The Small Capitalization Equity Portfolio:

1. The following replaces the “Principal Investment Strategies” section on page 18 of the Prospectus:

Principal Investment Strategies

The Portfolio invests primarily (i.e., at least 80% of its net assets) in a diversified portfolio of equity securities of “small cap” issuers. The Portfolio is designed to invest primarily in equity securities of U.S. issuers which have market capitalizations that are comparable to the capitalization of companies in the Russell 2000(R) Index at the time of purchase. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. Up to 20% of the total assets of the total Portfolio may also be invested in securities of “mid cap” issuers. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in equity securities of “small cap” issuers. Consistent with its objective the Portfolio will invest in both dividend paying securities and securities that do not pay dividends. Also, consistent with their respective investment styles, the Portfolio’s Specialist Managers may use instruments such as option or futures contracts in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests. As of August 31, 2013, the market capitalization range of companies in the Russell 2000® Index was between approximately $500 million and $5 billion. Companies with a market capitalization between $5 billion and $15 billion would likely be included in the “mid cap” range.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Portfolio invests primarily (i.e., at least 80% of its net assets) in a diversified portfolio of equity securities of “small cap” issuers. The Portfolio is designed to invest primarily in equity securities of U.S. issuers which have market capitalizations that are comparable to the capitalization of companies in the Russell 2000(R) Index at the time of purchase. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. Up to 20% of the total assets of the total Portfolio may also be invested in securities of “mid cap” issuers. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in equity securities of “small cap” issuers. Consistent with its objective the Portfolio will invest in both dividend paying securities and securities that do not pay dividends. Also, consistent with their respective investment styles, the Portfolio’s Specialist Managers may use instruments such as option or futures contracts in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests. As of August 31, 2013, the market capitalization range of companies in the Russell 2000® Index was between approximately $500 million and $5 billion. Companies with a market capitalization between $5 billion and $15 billion would likely be included in the “mid cap” range.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

The Institutional Small Capitalization Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	hct_SupplementTextBlock
Supplement to Prospectus
HC Advisors Shares
Dated November 1, 2012

HC Capital Trust

The date of this Supplement is August 22, 2013

On August 2, 2013, Mellon Capital Management Corporation was added as an additional Specialist Manager to each of the Value Equity, Institutional Value Equity, Growth Equity, Institutional Growth Equity, Small Capitalization Equity, Institutional Small Capitalization Equity, Real Estate Securities, Commodity Returns Strategy, International Equity, Institutional International Equity and Emerging Markets Portfolios pursuant to Portfolio Management Agreements approved by the shareholders of the respective Portfolios.

Additionally, on August 2, 2013, Ariel Investments, LLC was added as an additional Specialist Manager in the Small Capitalization Equity and Institutional Small Capitalization Equity Portfolios pursuant to Portfolio Management Agreements approved by the shareholders of the respective Portfolios.

Additionally, on August 20, 2013, Mellon Capital Management Corporation was added as a Specialist Manager to The Fixed Income Opportunity Portfolio and The U.S. Corporate Fixed Income Securities Portfolio.

Additionally, on August 20, 2013, Cadence Capital Management, LLC (“Cadence”) was added as a Specialist Manager to each of the Value Equity, Institutional Value Equity, International Equity and Institutional International Equity Portfolios. Cadence was also approved as an additional Specialist Manager for each of the Growth Equity, Institutional Growth Equity, Small Capitalization Equity, Institutional Small Capitalization Equity, Real Estate Securities, Commodity Returns Strategy, and Emerging Markets Portfolios pending approval by the shareholders of the respective Portfolios.

The following material supplements the Prospectus dated November 1, 2012 to incorporate information about the new Specialist Managers.

The Institutional Small Capitalization Equity Portfolio

1. The following replaces the “Principal Investment Strategies” section on page 22 of the Prospectus:

Principal Investment Strategies

The Portfolio invests primarily (i.e., at least 80% of its net assets) in a diversified portfolio of equity securities of “small cap” issuers. The Portfolio is designed to invest primarily in equity securities of U.S. issuers which have market capitalizations that are comparable to the capitalization of companies in the Russell 2000(R) Index at the time of purchase. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. Up to 20% of the total assets of the total Portfolio may also be invested in securities of “mid cap” issuers. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in equity securities of “small cap” issuers. Consistent with this objective the Portfolio will invest in both dividend paying securities and securities that do not pay dividends. Also, consistent with their respective investment styles, the Portfolio’s Specialist Managers may use instruments such as option or futures contracts in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests. As of August 31, 2013, the market capitalization range of companies in the Russell 2000® Index was between approximately $500 million and $5 billion. Companies with a market capitalization between $5 billion and $15 billion would likely be included in the “mid cap” range.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Portfolio invests primarily (i.e., at least 80% of its net assets) in a diversified portfolio of equity securities of “small cap” issuers. The Portfolio is designed to invest primarily in equity securities of U.S. issuers which have market capitalizations that are comparable to the capitalization of companies in the Russell 2000(R) Index at the time of purchase. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. Up to 20% of the total assets of the total Portfolio may also be invested in securities of “mid cap” issuers. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in equity securities of “small cap” issuers. Consistent with this objective the Portfolio will invest in both dividend paying securities and securities that do not pay dividends. Also, consistent with their respective investment styles, the Portfolio’s Specialist Managers may use instruments such as option or futures contracts in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests. As of August 31, 2013, the market capitalization range of companies in the Russell 2000® Index was between approximately $500 million and $5 billion. Companies with a market capitalization between $5 billion and $15 billion would likely be included in the “mid cap” range.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

The Real Estate Securities Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	hct_SupplementTextBlock
Supplement to Prospectus
HC Advisors Shares
Dated November 1, 2012

HC Capital Trust

The date of this Supplement is August 22, 2013

On August 2, 2013, Mellon Capital Management Corporation was added as an additional Specialist Manager to each of the Value Equity, Institutional Value Equity, Growth Equity, Institutional Growth Equity, Small Capitalization Equity, Institutional Small Capitalization Equity, Real Estate Securities, Commodity Returns Strategy, International Equity, Institutional International Equity and Emerging Markets Portfolios pursuant to Portfolio Management Agreements approved by the shareholders of the respective Portfolios.

Additionally, on August 2, 2013, Ariel Investments, LLC was added as an additional Specialist Manager in the Small Capitalization Equity and Institutional Small Capitalization Equity Portfolios pursuant to Portfolio Management Agreements approved by the shareholders of the respective Portfolios.

Additionally, on August 20, 2013, Mellon Capital Management Corporation was added as a Specialist Manager to The Fixed Income Opportunity Portfolio and The U.S. Corporate Fixed Income Securities Portfolio.

Additionally, on August 20, 2013, Cadence Capital Management, LLC (“Cadence”) was added as a Specialist Manager to each of the Value Equity, Institutional Value Equity, International Equity and Institutional International Equity Portfolios. Cadence was also approved as an additional Specialist Manager for each of the Growth Equity, Institutional Growth Equity, Small Capitalization Equity, Institutional Small Capitalization Equity, Real Estate Securities, Commodity Returns Strategy, and Emerging Markets Portfolios pending approval by the shareholders of the respective Portfolios.

The following material supplements the Prospectus dated November 1, 2012 to incorporate information about the new Specialist Managers.

The Real Estate Securities Portfolio

1. The following replaces the “Principal Investment Strategies” section on page 26 of the Prospectus:

Principal Investment Strategies

The Portfolio seeks to achieve its objective by investing primarily (i.e. at least 80% of its assets) in a portfolio of equity and debt securities issued by U.S. and non-U.S. real estate-related companies, including companies known as real estate investment trusts (REITs) and other real estate operating companies whose value is derived from ownership, development and management of underlying real estate properties. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio’s permissible investments include equity and equity-related securities of real estate-related companies, including common stock, preferred stock, convertible securities, warrants, options, depositary receipts and other similar equity equivalents. The Portfolio also may invest in equity and equity-related and fixed income securities, including debt securities, mortgage-backed securities and high yield debt. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in securities issued by real estate-related companies. The Portfolio may also invest in companies which are located in emerging markets countries, as well as companies of any market capitalization.

Consistent with its investment style, the Portfolio’s Specialist Manager may use instruments such as option or futures contracts in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Portfolio seeks to achieve its objective by investing primarily (i.e. at least 80% of its assets) in a portfolio of equity and debt securities issued by U.S. and non-U.S. real estate-related companies, including companies known as real estate investment trusts (REITs) and other real estate operating companies whose value is derived from ownership, development and management of underlying real estate properties. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio’s permissible investments include equity and equity-related securities of real estate-related companies, including common stock, preferred stock, convertible securities, warrants, options, depositary receipts and other similar equity equivalents. The Portfolio also may invest in equity and equity-related and fixed income securities, including debt securities, mortgage-backed securities and high yield debt. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in securities issued by real estate-related companies. The Portfolio may also invest in companies which are located in emerging markets countries, as well as companies of any market capitalization.

Consistent with its investment style, the Portfolio’s Specialist Manager may use instruments such as option or futures contracts in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Portfolio seeks to achieve its objective by investing primarily (i.e. at least 80% of its assets) in a portfolio of equity and debt securities issued by U.S. and non-U.S. real estate-related companies, including companies known as real estate investment trusts (REITs) and other real estate operating companies whose value is derived from ownership, development and management of underlying real estate properties.
The Commodity Returns Strategy Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	hct_SupplementTextBlock
Supplement to Prospectus
HC Advisors Shares
Dated November 1, 2012

HC Capital Trust

The date of this Supplement is August 22, 2013

On August 2, 2013, Mellon Capital Management Corporation was added as an additional Specialist Manager to each of the Value Equity, Institutional Value Equity, Growth Equity, Institutional Growth Equity, Small Capitalization Equity, Institutional Small Capitalization Equity, Real Estate Securities, Commodity Returns Strategy, International Equity, Institutional International Equity and Emerging Markets Portfolios pursuant to Portfolio Management Agreements approved by the shareholders of the respective Portfolios.

Additionally, on August 2, 2013, Ariel Investments, LLC was added as an additional Specialist Manager in the Small Capitalization Equity and Institutional Small Capitalization Equity Portfolios pursuant to Portfolio Management Agreements approved by the shareholders of the respective Portfolios.

Additionally, on August 20, 2013, Mellon Capital Management Corporation was added as a Specialist Manager to The Fixed Income Opportunity Portfolio and The U.S. Corporate Fixed Income Securities Portfolio.

Additionally, on August 20, 2013, Cadence Capital Management, LLC (“Cadence”) was added as a Specialist Manager to each of the Value Equity, Institutional Value Equity, International Equity and Institutional International Equity Portfolios. Cadence was also approved as an additional Specialist Manager for each of the Growth Equity, Institutional Growth Equity, Small Capitalization Equity, Institutional Small Capitalization Equity, Real Estate Securities, Commodity Returns Strategy, and Emerging Markets Portfolios pending approval by the shareholders of the respective Portfolios.

The following material supplements the Prospectus dated November 1, 2012 to incorporate information about the new Specialist Managers.

The Commodity Returns Strategy Portfolio

1. The following replaces the “Principal Investment Strategies” section on page 31 of the Prospectus:

Principal Investment Strategies

The Portfolio seeks to achieve its objective by investing in a diversified portfolio of commodity-related investments including securities issued by companies in commodity-related industries, commodity-linked structured notes (derivative debt instruments with principal and/or coupon payments linked to the performance of commodity indices) and other similar derivative instruments, investment vehicles that invest in commodities and commodity-related instruments. Securities of companies in commodities-related industries may include common stocks, depositary receipts, preferred securities, rights to subscribe for or purchase any such securities, warrants, convertible securities and other equity and commodity-linked securities issued by such companies. For this purpose, commodities are assets that have tangible properties, such as oil, metal and agricultural products. Commodity-related industries include, but are not limited to: (i) those directly engaged in the production of commodities, such as minerals, metals, agricultural commodities, chemicals, pulp and paper, building materials, oil and gas, other energy or natural resources, and (ii) companies that provide services to commodity producers. The Portfolio considers a company to be in a commodity-related industry if, as determined by the relevant Specialist Manager, at least 50% of the company’s assets, revenues or net income are derived from, or related to, such activities. The Portfolio may invest without limitation in foreign securities, including securities issued by companies in emerging markets. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in commodity-related investments. The Portfolio also intends to gain exposure to commodity markets by investing a portion of its assets in two wholly-owned subsidiaries organized under the laws of the Cayman Islands (the “Subsidiaries”). The Subsidiaries may invest without limitation in commodity-linked derivative instruments, such as swaps, futures and options. The Portfolio may invest in commodity swap, variance swap and total return swap agreements and the Portfolio maintains liquid assets sufficient to cover the full notional value of any such swap positions. The Subsidiaries may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiaries’ derivatives positions, and other investment vehicles that invest in commodities and commodity-related instruments. The Subsidiaries are managed by the same Specialist Managers that advise the Portfolio.

The Portfolio may invest in equity and fixed income securities and may invest in companies of any market capitalization.

The Portfolio is authorized to operate on a multi-manager basis. This means that the Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Portfolio seeks to achieve its objective by investing in a diversified portfolio of commodity-related investments including securities issued by companies in commodity-related industries, commodity-linked structured notes (derivative debt instruments with principal and/or coupon payments linked to the performance of commodity indices) and other similar derivative instruments, investment vehicles that invest in commodities and commodity-related instruments. Securities of companies in commodities-related industries may include common stocks, depositary receipts, preferred securities, rights to subscribe for or purchase any such securities, warrants, convertible securities and other equity and commodity-linked securities issued by such companies. For this purpose, commodities are assets that have tangible properties, such as oil, metal and agricultural products. Commodity-related industries include, but are not limited to: (i) those directly engaged in the production of commodities, such as minerals, metals, agricultural commodities, chemicals, pulp and paper, building materials, oil and gas, other energy or natural resources, and (ii) companies that provide services to commodity producers. The Portfolio considers a company to be in a commodity-related industry if, as determined by the relevant Specialist Manager, at least 50% of the company’s assets, revenues or net income are derived from, or related to, such activities. The Portfolio may invest without limitation in foreign securities, including securities issued by companies in emerging markets. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in commodity-related investments. The Portfolio also intends to gain exposure to commodity markets by investing a portion of its assets in two wholly-owned subsidiaries organized under the laws of the Cayman Islands (the “Subsidiaries”). The Subsidiaries may invest without limitation in commodity-linked derivative instruments, such as swaps, futures and options. The Portfolio may invest in commodity swap, variance swap and total return swap agreements and the Portfolio maintains liquid assets sufficient to cover the full notional value of any such swap positions. The Subsidiaries may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiaries’ derivatives positions, and other investment vehicles that invest in commodities and commodity-related instruments. The Subsidiaries are managed by the same Specialist Managers that advise the Portfolio.

The Portfolio may invest in equity and fixed income securities and may invest in companies of any market capitalization.

The Portfolio is authorized to operate on a multi-manager basis. This means that the Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

The International Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	hct_SupplementTextBlock
Supplement to Prospectus
HC Advisors Shares
Dated November 1, 2012

HC Capital Trust

The date of this Supplement is August 22, 2013

On August 2, 2013, Mellon Capital Management Corporation was added as an additional Specialist Manager to each of the Value Equity, Institutional Value Equity, Growth Equity, Institutional Growth Equity, Small Capitalization Equity, Institutional Small Capitalization Equity, Real Estate Securities, Commodity Returns Strategy, International Equity, Institutional International Equity and Emerging Markets Portfolios pursuant to Portfolio Management Agreements approved by the shareholders of the respective Portfolios.

Additionally, on August 2, 2013, Ariel Investments, LLC was added as an additional Specialist Manager in the Small Capitalization Equity and Institutional Small Capitalization Equity Portfolios pursuant to Portfolio Management Agreements approved by the shareholders of the respective Portfolios.

Additionally, on August 20, 2013, Mellon Capital Management Corporation was added as a Specialist Manager to The Fixed Income Opportunity Portfolio and The U.S. Corporate Fixed Income Securities Portfolio.

Additionally, on August 20, 2013, Cadence Capital Management, LLC (“Cadence”) was added as a Specialist Manager to each of the Value Equity, Institutional Value Equity, International Equity and Institutional International Equity Portfolios. Cadence was also approved as an additional Specialist Manager for each of the Growth Equity, Institutional Growth Equity, Small Capitalization Equity, Institutional Small Capitalization Equity, Real Estate Securities, Commodity Returns Strategy, and Emerging Markets Portfolios pending approval by the shareholders of the respective Portfolios.

The following material supplements the Prospectus dated November 1, 2012 to incorporate information about the new Specialist Managers.

The International Equity Portfolio:

1. The following replaces the “Principal Investment Strategies” section on page 37 of the Prospectus:

Principal Investment Strategies

The Portfolio invests primarily (i.e., at least 80% of its net assets) in a diversified portfolio of equity securities of issuers located in non-U.S. countries. Although the Portfolio may invest anywhere in the world, the Portfolio is expected to invest primarily in the equity markets included in the Morgan Stanley Capital International Europe, Australasia and Far East Index (“MSCI EAFE Index”). In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in equity securities of issuers located in non-U.S. countries.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Portfolio invests primarily (i.e., at least 80% of its net assets) in a diversified portfolio of equity securities of issuers located in non-U.S. countries. Although the Portfolio may invest anywhere in the world, the Portfolio is expected to invest primarily in the equity markets included in the Morgan Stanley Capital International Europe, Australasia and Far East Index (“MSCI EAFE Index”). In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in equity securities of issuers located in non-U.S. countries.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

The Institutional International Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	hct_SupplementTextBlock
Supplement to Prospectus
HC Advisors Shares
Dated November 1, 2012

HC Capital Trust

The date of this Supplement is August 22, 2013

On August 2, 2013, Mellon Capital Management Corporation was added as an additional Specialist Manager to each of the Value Equity, Institutional Value Equity, Growth Equity, Institutional Growth Equity, Small Capitalization Equity, Institutional Small Capitalization Equity, Real Estate Securities, Commodity Returns Strategy, International Equity, Institutional International Equity and Emerging Markets Portfolios pursuant to Portfolio Management Agreements approved by the shareholders of the respective Portfolios.

Additionally, on August 2, 2013, Ariel Investments, LLC was added as an additional Specialist Manager in the Small Capitalization Equity and Institutional Small Capitalization Equity Portfolios pursuant to Portfolio Management Agreements approved by the shareholders of the respective Portfolios.

Additionally, on August 20, 2013, Mellon Capital Management Corporation was added as a Specialist Manager to The Fixed Income Opportunity Portfolio and The U.S. Corporate Fixed Income Securities Portfolio.

Additionally, on August 20, 2013, Cadence Capital Management, LLC (“Cadence”) was added as a Specialist Manager to each of the Value Equity, Institutional Value Equity, International Equity and Institutional International Equity Portfolios. Cadence was also approved as an additional Specialist Manager for each of the Growth Equity, Institutional Growth Equity, Small Capitalization Equity, Institutional Small Capitalization Equity, Real Estate Securities, Commodity Returns Strategy, and Emerging Markets Portfolios pending approval by the shareholders of the respective Portfolios.

The following material supplements the Prospectus dated November 1, 2012 to incorporate information about the new Specialist Managers.

The Institutional International Equity Portfolio

1. The following replaces the “Principal Investment Strategies” section on page 41 of the Prospectus:

Principal Investment Strategies

The Portfolio invests primarily (i.e., at least 80% of its net assets) in a diversified portfolio of equity securities of issuers located in non-U.S. countries. Although the Portfolio may invest anywhere in the world, the Portfolio is expected to invest primarily in the equity markets included in the Morgan Stanley Capital International Europe, Australasia and Far East Index (“MSCI EAFE Index”). In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in equity securities of issuers located in non-U.S. countries.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Portfolio invests primarily (i.e., at least 80% of its net assets) in a diversified portfolio of equity securities of issuers located in non-U.S. countries. Although the Portfolio may invest anywhere in the world, the Portfolio is expected to invest primarily in the equity markets included in the Morgan Stanley Capital International Europe, Australasia and Far East Index (“MSCI EAFE Index”). In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in equity securities of issuers located in non-U.S. countries.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

The Emerging Markets Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	hct_SupplementTextBlock
Supplement to Prospectus
HC Advisors Shares
Dated November 1, 2012

HC Capital Trust

The date of this Supplement is August 22, 2013

On August 2, 2013, Mellon Capital Management Corporation was added as an additional Specialist Manager to each of the Value Equity, Institutional Value Equity, Growth Equity, Institutional Growth Equity, Small Capitalization Equity, Institutional Small Capitalization Equity, Real Estate Securities, Commodity Returns Strategy, International Equity, Institutional International Equity and Emerging Markets Portfolios pursuant to Portfolio Management Agreements approved by the shareholders of the respective Portfolios.

Additionally, on August 2, 2013, Ariel Investments, LLC was added as an additional Specialist Manager in the Small Capitalization Equity and Institutional Small Capitalization Equity Portfolios pursuant to Portfolio Management Agreements approved by the shareholders of the respective Portfolios.

Additionally, on August 20, 2013, Mellon Capital Management Corporation was added as a Specialist Manager to The Fixed Income Opportunity Portfolio and The U.S. Corporate Fixed Income Securities Portfolio.

Additionally, on August 20, 2013, Cadence Capital Management, LLC (“Cadence”) was added as a Specialist Manager to each of the Value Equity, Institutional Value Equity, International Equity and Institutional International Equity Portfolios. Cadence was also approved as an additional Specialist Manager for each of the Growth Equity, Institutional Growth Equity, Small Capitalization Equity, Institutional Small Capitalization Equity, Real Estate Securities, Commodity Returns Strategy, and Emerging Markets Portfolios pending approval by the shareholders of the respective Portfolios.

The following material supplements the Prospectus dated November 1, 2012 to incorporate information about the new Specialist Managers.

The Emerging Markets Portfolio

1. The following replaces the “Principal Investment Strategies” section on page 45 of the Prospectus:

Principal Investment Strategies

The Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its net assets) in a diversified portfolio of securities issued by companies domiciled or, in the view of the Specialist Manager, deemed to be doing material amounts of business in countries determined by the Specialist Manager to have a developing or emerging economy or securities market. Typically 80% of the Portfolio’s net assets will be invested in equity securities, equity swaps, structured equity notes, equity linked notes and depositary receipts concentrated in emerging market countries. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio invests primarily in the Morgan Stanley Capital International® Emerging Market Index (“MSCI EM Index”) countries. As the MSCI EM Index introduces new emerging market countries, the Portfolio may include those countries among the countries in which it may invest. In determining securities in which to invest, the Portfolio’s management team will evaluate the countries’ economic and political climates with prospects for sustained macro and micro economic growth. The Portfolio’s management team will take into account traditional securities valuation methods, including (but not limited to) an analysis of price in relation to assets, earnings, cash flows, projected earnings growth, inflation and interest rates. Liquidity and transaction costs will also be considered. The Portfolio may also invest in companies of any market capitalization. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in securities issued by companies domiciled or deemed to be doing material amounts of business in countries that have a developing or emerging economy or securities market.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of its net assets) in a diversified portfolio of securities issued by companies domiciled or, in the view of the Specialist Manager, deemed to be doing material amounts of business in countries determined by the Specialist Manager to have a developing or emerging economy or securities market. Typically 80% of the Portfolio’s net assets will be invested in equity securities, equity swaps, structured equity notes, equity linked notes and depositary receipts concentrated in emerging market countries. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio invests primarily in the Morgan Stanley Capital International® Emerging Market Index (“MSCI EM Index”) countries. As the MSCI EM Index introduces new emerging market countries, the Portfolio may include those countries among the countries in which it may invest. In determining securities in which to invest, the Portfolio’s management team will evaluate the countries’ economic and political climates with prospects for sustained macro and micro economic growth. The Portfolio’s management team will take into account traditional securities valuation methods, including (but not limited to) an analysis of price in relation to assets, earnings, cash flows, projected earnings growth, inflation and interest rates. Liquidity and transaction costs will also be considered. The Portfolio may also invest in companies of any market capitalization. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in securities issued by companies domiciled or deemed to be doing material amounts of business in countries that have a developing or emerging economy or securities market.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

The Core Fixed Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	hct_SupplementTextBlock
Supplement to Prospectus
HC Advisors Shares
Dated November 1, 2012

HC Capital Trust

The date of this Supplement is August 22, 2013

On August 2, 2013, Mellon Capital Management Corporation was added as an additional Specialist Manager to each of the Value Equity, Institutional Value Equity, Growth Equity, Institutional Growth Equity, Small Capitalization Equity, Institutional Small Capitalization Equity, Real Estate Securities, Commodity Returns Strategy, International Equity, Institutional International Equity and Emerging Markets Portfolios pursuant to Portfolio Management Agreements approved by the shareholders of the respective Portfolios.

Additionally, on August 2, 2013, Ariel Investments, LLC was added as an additional Specialist Manager in the Small Capitalization Equity and Institutional Small Capitalization Equity Portfolios pursuant to Portfolio Management Agreements approved by the shareholders of the respective Portfolios.

Additionally, on August 20, 2013, Mellon Capital Management Corporation was added as a Specialist Manager to The Fixed Income Opportunity Portfolio and The U.S. Corporate Fixed Income Securities Portfolio.

Additionally, on August 20, 2013, Cadence Capital Management, LLC (“Cadence”) was added as a Specialist Manager to each of the Value Equity, Institutional Value Equity, International Equity and Institutional International Equity Portfolios. Cadence was also approved as an additional Specialist Manager for each of the Growth Equity, Institutional Growth Equity, Small Capitalization Equity, Institutional Small Capitalization Equity, Real Estate Securities, Commodity Returns Strategy, and Emerging Markets Portfolios pending approval by the shareholders of the respective Portfolios.

The following material supplements the Prospectus dated November 1, 2012 to incorporate information about the new Specialist Managers.

The Core Fixed Income Portfolio

1. The following replaces the “Principal Investment Strategies” section on page 49 of the Prospectus:

Principal Investment Strategies

The Portfolio invests primarily (e.g. at least 80% of its net assets) in a diversified portfolio of fixed income securities. The Portfolio, under normal circumstances, will invest at least 80% of its assets in fixed income securities that, at the time of purchase, are rated in one of four highest rating categories assigned by one of the major independent rating agencies or are, in the view of the Specialist Manager, deemed to be of comparable quality. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. Securities in the fourth highest rating category may have speculative characteristics. From time to time, a substantial portion of the Portfolio may be invested in any of the following: (1) investment grade mortgage-backed or asset-backed securities; (2) securities issued or fully guaranteed by the U.S. Government, Federal Agencies, or sponsored agencies; (3) investment grade fixed income securities issued by U.S. corporations; or (4) municipal bonds (i.e., debt securities issued by municipalities and related entities). Under normal conditions, the Portfolio may invest up to 20% of its assets in high yield securities (“junk bonds”) and up to 20% of its assets in cash or money market instruments in order to maintain liquidity, or in the event that the Specialist Manager determines that securities meeting the Portfolio’s investment objective and policies are not otherwise readily available for purchase. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in fixed income securities. Consistent with its investment policies, the Portfolio may purchase and sell securities without regard to the effect on portfolio turnover. The Portfolio has historically had significant portfolio turnover (e.g., over 200% annually), and it is anticipated that such portfolio turnover will continue in the future. High portfolio turnover will cause the Portfolio to incur additional transaction costs; higher transaction costs will reduce total return. High portfolio turnover also is likely to generate short-term capital gains, which, once distributed, is taxed to the shareholder as ordinary income. Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity of between five and ten years. The Portfolio may engage in transactions involving “derivative instruments” both in order to hedge against fluctuations in the market value of the securities in which the Portfolio invests and to achieve market exposure pending investment and, in the case of asset-backed and similar securities, for investment purposes.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Portfolio invests primarily (e.g. at least 80% of its net assets) in a diversified portfolio of fixed income securities. The Portfolio, under normal circumstances, will invest at least 80% of its assets in fixed income securities that, at the time of purchase, are rated in one of four highest rating categories assigned by one of the major independent rating agencies or are, in the view of the Specialist Manager, deemed to be of comparable quality. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. Securities in the fourth highest rating category may have speculative characteristics. From time to time, a substantial portion of the Portfolio may be invested in any of the following: (1) investment grade mortgage-backed or asset-backed securities; (2) securities issued or fully guaranteed by the U.S. Government, Federal Agencies, or sponsored agencies; (3) investment grade fixed income securities issued by U.S. corporations; or (4) municipal bonds (i.e., debt securities issued by municipalities and related entities). Under normal conditions, the Portfolio may invest up to 20% of its assets in high yield securities (“junk bonds”) and up to 20% of its assets in cash or money market instruments in order to maintain liquidity, or in the event that the Specialist Manager determines that securities meeting the Portfolio’s investment objective and policies are not otherwise readily available for purchase. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in fixed income securities. Consistent with its investment policies, the Portfolio may purchase and sell securities without regard to the effect on portfolio turnover. The Portfolio has historically had significant portfolio turnover (e.g., over 200% annually), and it is anticipated that such portfolio turnover will continue in the future. High portfolio turnover will cause the Portfolio to incur additional transaction costs; higher transaction costs will reduce total return. High portfolio turnover also is likely to generate short-term capital gains, which, once distributed, is taxed to the shareholder as ordinary income. Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity of between five and ten years. The Portfolio may engage in transactions involving “derivative instruments” both in order to hedge against fluctuations in the market value of the securities in which the Portfolio invests and to achieve market exposure pending investment and, in the case of asset-backed and similar securities, for investment purposes.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

The Fixed Income Opportunity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	hct_SupplementTextBlock
Supplement to Prospectus
HC Advisors Shares
Dated November 1, 2012

HC Capital Trust

The date of this Supplement is August 22, 2013

On August 2, 2013, Mellon Capital Management Corporation was added as an additional Specialist Manager to each of the Value Equity, Institutional Value Equity, Growth Equity, Institutional Growth Equity, Small Capitalization Equity, Institutional Small Capitalization Equity, Real Estate Securities, Commodity Returns Strategy, International Equity, Institutional International Equity and Emerging Markets Portfolios pursuant to Portfolio Management Agreements approved by the shareholders of the respective Portfolios.

Additionally, on August 2, 2013, Ariel Investments, LLC was added as an additional Specialist Manager in the Small Capitalization Equity and Institutional Small Capitalization Equity Portfolios pursuant to Portfolio Management Agreements approved by the shareholders of the respective Portfolios.

Additionally, on August 20, 2013, Mellon Capital Management Corporation was added as a Specialist Manager to The Fixed Income Opportunity Portfolio and The U.S. Corporate Fixed Income Securities Portfolio.

Additionally, on August 20, 2013, Cadence Capital Management, LLC (“Cadence”) was added as a Specialist Manager to each of the Value Equity, Institutional Value Equity, International Equity and Institutional International Equity Portfolios. Cadence was also approved as an additional Specialist Manager for each of the Growth Equity, Institutional Growth Equity, Small Capitalization Equity, Institutional Small Capitalization Equity, Real Estate Securities, Commodity Returns Strategy, and Emerging Markets Portfolios pending approval by the shareholders of the respective Portfolios.

The following material supplements the Prospectus dated November 1, 2012 to incorporate information about the new Specialist Managers.

The Fixed Income Opportunity Portfolio

1. The following replaces the “Principal Investment Strategies” section on page 53 of the Prospectus:

Principal Investment Strategies

Under normal circumstances, the portfolio invests primarily (i.e., at least 80% of net assets) in a portfolio of fixed income securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. A principal investment strategy of the Portfolio is to invest in high yield securities including “junk bonds”. Under normal circumstances, at least 50% of the Portfolio’s assets will be invested in junk bonds. These securities are fixed income securities that are rated below the fourth highest category assigned by one of the major independent rating agencies or are, in the view of the Specialist Manager, deemed to be of comparable quality. Such securities may include: corporate bonds, collateralized loan obligations (CLOs), collateralized bond obligations (CBOs) and collateralized debt obligations (CDOs) (expected to be limited to less than 15% of the Portfolio), agency and non-agency mortgage-backed securities, collateralized mortgage obligations, commercial mortgage-backed securities and asset-backed securities, REITs, foreign fixed income securities, including emerging market debt, convertible bonds, preferred stocks, treasury inflation bonds, loan participations, swaps and fixed and floating rate loans. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in fixed income securities.

The Portfolio may invest in U.S. government securities, including but not limited to treasuries, agencies and commercial paper. The Portfolio may also hold a portion of its assets in cash or money market instruments in order to maintain liquidity or in the event that the Specialist Manager determines that securities meeting the Portfolio’s investment objective and policies are not otherwise readily available for purchase.

Consistent with its investment policies, the Portfolio may purchase and sell high yield securities. Purchases and sales of securities may be effected without regard to the effect on portfolio turnover. Securities purchased for the Portfolio will have varying maturities, but, under normal circumstances, the Portfolio will have an effective dollar weighted average portfolio maturity of between 5 and 10 years. The Portfolio may engage in transactions involving “derivative instruments” both in order to hedge against fluctuations in the market value of the securities in which the Portfolio invests and to achieve market exposure pending investment.

The performance benchmark for this Portfolio is the Barclays Capital U.S. High Yield Ba/B 2% Issuer Capped Index, an unmanaged index of high yield securities that is widely recognized as an indicator of the performance of such securities. The Specialist Managers actively manage the interest rate risk of the Portfolio relative to this benchmark.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the portfolio invests primarily (i.e., at least 80% of net assets) in a portfolio of fixed income securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. A principal investment strategy of the Portfolio is to invest in high yield securities including “junk bonds”. Under normal circumstances, at least 50% of the Portfolio’s assets will be invested in junk bonds. These securities are fixed income securities that are rated below the fourth highest category assigned by one of the major independent rating agencies or are, in the view of the Specialist Manager, deemed to be of comparable quality. Such securities may include: corporate bonds, collateralized loan obligations (CLOs), collateralized bond obligations (CBOs) and collateralized debt obligations (CDOs) (expected to be limited to less than 15% of the Portfolio), agency and non-agency mortgage-backed securities, collateralized mortgage obligations, commercial mortgage-backed securities and asset-backed securities, REITs, foreign fixed income securities, including emerging market debt, convertible bonds, preferred stocks, treasury inflation bonds, loan participations, swaps and fixed and floating rate loans. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in fixed income securities.

The Portfolio may invest in U.S. government securities, including but not limited to treasuries, agencies and commercial paper. The Portfolio may also hold a portion of its assets in cash or money market instruments in order to maintain liquidity or in the event that the Specialist Manager determines that securities meeting the Portfolio’s investment objective and policies are not otherwise readily available for purchase.

Consistent with its investment policies, the Portfolio may purchase and sell high yield securities. Purchases and sales of securities may be effected without regard to the effect on portfolio turnover. Securities purchased for the Portfolio will have varying maturities, but, under normal circumstances, the Portfolio will have an effective dollar weighted average portfolio maturity of between 5 and 10 years. The Portfolio may engage in transactions involving “derivative instruments” both in order to hedge against fluctuations in the market value of the securities in which the Portfolio invests and to achieve market exposure pending investment.

The performance benchmark for this Portfolio is the Barclays Capital U.S. High Yield Ba/B 2% Issuer Capped Index, an unmanaged index of high yield securities that is widely recognized as an indicator of the performance of such securities. The Specialist Managers actively manage the interest rate risk of the Portfolio relative to this benchmark.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

The U.S. Government Fixed Income Securities Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	hct_SupplementTextBlock
Supplement to Prospectus
HC Advisors Shares
Dated November 1, 2012

HC Capital Trust

The date of this Supplement is August 22, 2013

On August 2, 2013, Mellon Capital Management Corporation was added as an additional Specialist Manager to each of the Value Equity, Institutional Value Equity, Growth Equity, Institutional Growth Equity, Small Capitalization Equity, Institutional Small Capitalization Equity, Real Estate Securities, Commodity Returns Strategy, International Equity, Institutional International Equity and Emerging Markets Portfolios pursuant to Portfolio Management Agreements approved by the shareholders of the respective Portfolios.

Additionally, on August 2, 2013, Ariel Investments, LLC was added as an additional Specialist Manager in the Small Capitalization Equity and Institutional Small Capitalization Equity Portfolios pursuant to Portfolio Management Agreements approved by the shareholders of the respective Portfolios.

Additionally, on August 20, 2013, Mellon Capital Management Corporation was added as a Specialist Manager to The Fixed Income Opportunity Portfolio and The U.S. Corporate Fixed Income Securities Portfolio.

Additionally, on August 20, 2013, Cadence Capital Management, LLC (“Cadence”) was added as a Specialist Manager to each of the Value Equity, Institutional Value Equity, International Equity and Institutional International Equity Portfolios. Cadence was also approved as an additional Specialist Manager for each of the Growth Equity, Institutional Growth Equity, Small Capitalization Equity, Institutional Small Capitalization Equity, Real Estate Securities, Commodity Returns Strategy, and Emerging Markets Portfolios pending approval by the shareholders of the respective Portfolios.

The following material supplements the Prospectus dated November 1, 2012 to incorporate information about the new Specialist Managers.

The U.S. Government Fixed Income Securities Portfolio

1. The following replaces the “Principal Investment Strategies” section on page 58 of the Prospectus:

Principal Investment Strategies

The Portfolio seeks to achieve its objective by investing primarily (i.e. at least 80% of its net assets) in a portfolio of U.S. fixed income securities issued or fully guaranteed by the U.S. Government, Federal Agencies, or sponsored agencies. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. In general the portfolio will maintain aggregate characteristics similar to the Barclays Capital U.S. Government Index. Securities held by the Portfolio will be rated investment grade or better by at least two rating agencies at the time of purchase if not rated by an agency, of comparable credit quality as determined by the Specialist Manager at the time of purchase. Overall credit quality of the Portfolio will be maintained at a level substantially equal to that of the Barclays Capital U.S. Government Index. The Portfolio will attempt to be fully invested at all times in U.S. Government fixed income securities, but may hold cash positions at times to adjust the duration of the Portfolio to more closely approximate that of the Barclays Capital U.S. Government Index, to replicate the interest rate sensitivity of the securities in the Barclays Capital U.S. Government Index, or to approximate the exposure to cash in the Barclays Capital U.S. Government Index from coupon payments, principal payments or called securities. The Portfolio intends to maintain an effective dollar weighted average portfolio maturity similar to that of the Barclays Capital U.S. Government Index. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in U.S. fixed income securities issued or fully guaranteed by the U.S. Government, Federal Agencies, or sponsored agencies.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Portfolio seeks to achieve its objective by investing primarily (i.e. at least 80% of its net assets) in a portfolio of U.S. fixed income securities issued or fully guaranteed by the U.S. Government, Federal Agencies, or sponsored agencies. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. In general the portfolio will maintain aggregate characteristics similar to the Barclays Capital U.S. Government Index. Securities held by the Portfolio will be rated investment grade or better by at least two rating agencies at the time of purchase if not rated by an agency, of comparable credit quality as determined by the Specialist Manager at the time of purchase. Overall credit quality of the Portfolio will be maintained at a level substantially equal to that of the Barclays Capital U.S. Government Index. The Portfolio will attempt to be fully invested at all times in U.S. Government fixed income securities, but may hold cash positions at times to adjust the duration of the Portfolio to more closely approximate that of the Barclays Capital U.S. Government Index, to replicate the interest rate sensitivity of the securities in the Barclays Capital U.S. Government Index, or to approximate the exposure to cash in the Barclays Capital U.S. Government Index from coupon payments, principal payments or called securities. The Portfolio intends to maintain an effective dollar weighted average portfolio maturity similar to that of the Barclays Capital U.S. Government Index. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in U.S. fixed income securities issued or fully guaranteed by the U.S. Government, Federal Agencies, or sponsored agencies.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

The U.S. Corporate Fixed Income Securities Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	hct_SupplementTextBlock
Supplement to Prospectus
HC Advisors Shares
Dated November 1, 2012

HC Capital Trust

The date of this Supplement is August 22, 2013

On August 2, 2013, Mellon Capital Management Corporation was added as an additional Specialist Manager to each of the Value Equity, Institutional Value Equity, Growth Equity, Institutional Growth Equity, Small Capitalization Equity, Institutional Small Capitalization Equity, Real Estate Securities, Commodity Returns Strategy, International Equity, Institutional International Equity and Emerging Markets Portfolios pursuant to Portfolio Management Agreements approved by the shareholders of the respective Portfolios.

Additionally, on August 2, 2013, Ariel Investments, LLC was added as an additional Specialist Manager in the Small Capitalization Equity and Institutional Small Capitalization Equity Portfolios pursuant to Portfolio Management Agreements approved by the shareholders of the respective Portfolios.

Additionally, on August 20, 2013, Mellon Capital Management Corporation was added as a Specialist Manager to The Fixed Income Opportunity Portfolio and The U.S. Corporate Fixed Income Securities Portfolio.

Additionally, on August 20, 2013, Cadence Capital Management, LLC (“Cadence”) was added as a Specialist Manager to each of the Value Equity, Institutional Value Equity, International Equity and Institutional International Equity Portfolios. Cadence was also approved as an additional Specialist Manager for each of the Growth Equity, Institutional Growth Equity, Small Capitalization Equity, Institutional Small Capitalization Equity, Real Estate Securities, Commodity Returns Strategy, and Emerging Markets Portfolios pending approval by the shareholders of the respective Portfolios.

The following material supplements the Prospectus dated November 1, 2012 to incorporate information about the new Specialist Managers.

The U.S. Corporate Fixed Income Securities Portfolio

1. The following replaces the “Principal Investment Strategies” section on page 62 of the Prospectus:

Principal Investment Strategies

The Portfolio seeks to achieve its objective by investing primarily (i.e. at least 80% of net assets) in a portfolio of investment grade fixed income securities issued by U.S. corporations. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. In general the portfolio will maintain aggregate characteristics similar to the Barclay’s Capital U.S. Corporate Index. Securities held by the Portfolio will be rated investment-grade or better by one of the established rating agencies or, if not rated by an agency, of comparable credit quality as determined by the Specialist Manager at the time of purchase. Securities held by the Portfolio which are downgraded below investment-grade by all ratings agencies may be retained up to a maximum market value of 5% of the Portfolio. Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity of between nine and twelve years. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in investment grade fixed income securities issued by U.S. corporations. The Portfolio may also invest up to 20% of its assets in municipal bonds (i.e., debt securities issued by municipalities and related entities).

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Portfolio seeks to achieve its objective by investing primarily (i.e. at least 80% of net assets) in a portfolio of investment grade fixed income securities issued by U.S. corporations. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. In general the portfolio will maintain aggregate characteristics similar to the Barclay’s Capital U.S. Corporate Index. Securities held by the Portfolio will be rated investment-grade or better by one of the established rating agencies or, if not rated by an agency, of comparable credit quality as determined by the Specialist Manager at the time of purchase. Securities held by the Portfolio which are downgraded below investment-grade by all ratings agencies may be retained up to a maximum market value of 5% of the Portfolio. Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity of between nine and twelve years. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in investment grade fixed income securities issued by U.S. corporations. The Portfolio may also invest up to 20% of its assets in municipal bonds (i.e., debt securities issued by municipalities and related entities).

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	hct_SupplementTextBlock
Supplement to Prospectus
HC Advisors Shares
Dated November 1, 2012

HC Capital Trust

The date of this Supplement is August 22, 2013

On August 2, 2013, Mellon Capital Management Corporation was added as an additional Specialist Manager to each of the Value Equity, Institutional Value Equity, Growth Equity, Institutional Growth Equity, Small Capitalization Equity, Institutional Small Capitalization Equity, Real Estate Securities, Commodity Returns Strategy, International Equity, Institutional International Equity and Emerging Markets Portfolios pursuant to Portfolio Management Agreements approved by the shareholders of the respective Portfolios.

Additionally, on August 2, 2013, Ariel Investments, LLC was added as an additional Specialist Manager in the Small Capitalization Equity and Institutional Small Capitalization Equity Portfolios pursuant to Portfolio Management Agreements approved by the shareholders of the respective Portfolios.

Additionally, on August 20, 2013, Mellon Capital Management Corporation was added as a Specialist Manager to The Fixed Income Opportunity Portfolio and The U.S. Corporate Fixed Income Securities Portfolio.

Additionally, on August 20, 2013, Cadence Capital Management, LLC (“Cadence”) was added as a Specialist Manager to each of the Value Equity, Institutional Value Equity, International Equity and Institutional International Equity Portfolios. Cadence was also approved as an additional Specialist Manager for each of the Growth Equity, Institutional Growth Equity, Small Capitalization Equity, Institutional Small Capitalization Equity, Real Estate Securities, Commodity Returns Strategy, and Emerging Markets Portfolios pending approval by the shareholders of the respective Portfolios.

The following material supplements the Prospectus dated November 1, 2012 to incorporate information about the new Specialist Managers.

The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

1. The following replaces the “Principal Investment Strategies” section on page 66 of the Prospectus:

Principal Investment Strategies

The Portfolio seeks to achieve its objective by investing primarily (i.e. at least primarily 80% of net assets) in a portfolio of publicly issued, investment grade mortgage and asset backed securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. In general the portfolio will maintain aggregate characteristics similar to the Barclays Capital U.S. Securitized Index. The Portfolio will seek to invest in U.S. dollar denominated agency and non-agency mortgage-backed securities backed by loans secured by residential, multifamily and commercial properties including, but not limited to: pass throughs, collateralized mortgage obligations (“CMOs”), real estate mortgage investment conduits (“REMICs”), stripped mortgage-backed securities (“SMBS”), project loans, construction loans, and adjustable rate mortgages. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in mortgage and asset backed securities. The Portfolio may also invest in U.S. Treasury and agency securities. Securities must be rated investment-grade or better by a nationally recognized credit rating agency at the time of purchase or, if not rated by an agency, of comparable credit quality as determined by the Specialist Manager at the time of purchase. The Portfolio may engage in transactions involving “derivative instruments” both in order to hedge against fluctuations in the market value of the securities in which the Portfolio invests and to achieve market exposure pending investment and, in the case of asset-backed and similar securities, for investment purposes. Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity of between three and five years.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Portfolio seeks to achieve its objective by investing primarily (i.e. at least primarily 80% of net assets) in a portfolio of publicly issued, investment grade mortgage and asset backed securities. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. In general the portfolio will maintain aggregate characteristics similar to the Barclays Capital U.S. Securitized Index. The Portfolio will seek to invest in U.S. dollar denominated agency and non-agency mortgage-backed securities backed by loans secured by residential, multifamily and commercial properties including, but not limited to: pass throughs, collateralized mortgage obligations (“CMOs”), real estate mortgage investment conduits (“REMICs”), stripped mortgage-backed securities (“SMBS”), project loans, construction loans, and adjustable rate mortgages. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in mortgage and asset backed securities. The Portfolio may also invest in U.S. Treasury and agency securities. Securities must be rated investment-grade or better by a nationally recognized credit rating agency at the time of purchase or, if not rated by an agency, of comparable credit quality as determined by the Specialist Manager at the time of purchase. The Portfolio may engage in transactions involving “derivative instruments” both in order to hedge against fluctuations in the market value of the securities in which the Portfolio invests and to achieve market exposure pending investment and, in the case of asset-backed and similar securities, for investment purposes. Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity of between three and five years.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

The Short-Term Municipal Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	hct_SupplementTextBlock
Supplement to Prospectus
HC Advisors Shares
Dated November 1, 2012

HC Capital Trust

The date of this Supplement is August 22, 2013

On August 2, 2013, Mellon Capital Management Corporation was added as an additional Specialist Manager to each of the Value Equity, Institutional Value Equity, Growth Equity, Institutional Growth Equity, Small Capitalization Equity, Institutional Small Capitalization Equity, Real Estate Securities, Commodity Returns Strategy, International Equity, Institutional International Equity and Emerging Markets Portfolios pursuant to Portfolio Management Agreements approved by the shareholders of the respective Portfolios.

Additionally, on August 2, 2013, Ariel Investments, LLC was added as an additional Specialist Manager in the Small Capitalization Equity and Institutional Small Capitalization Equity Portfolios pursuant to Portfolio Management Agreements approved by the shareholders of the respective Portfolios.

Additionally, on August 20, 2013, Mellon Capital Management Corporation was added as a Specialist Manager to The Fixed Income Opportunity Portfolio and The U.S. Corporate Fixed Income Securities Portfolio.

Additionally, on August 20, 2013, Cadence Capital Management, LLC (“Cadence”) was added as a Specialist Manager to each of the Value Equity, Institutional Value Equity, International Equity and Institutional International Equity Portfolios. Cadence was also approved as an additional Specialist Manager for each of the Growth Equity, Institutional Growth Equity, Small Capitalization Equity, Institutional Small Capitalization Equity, Real Estate Securities, Commodity Returns Strategy, and Emerging Markets Portfolios pending approval by the shareholders of the respective Portfolios.

The following material supplements the Prospectus dated November 1, 2012 to incorporate information about the new Specialist Managers.

The Short-Term Municipal Bond Portfolio

1. The following replaces the “Principal Investment Strategies” section on page 70 of the Prospectus:

Principal Investment Strategies

The Portfolio’s principal investment strategy is to invest at least 80% of its net assets in municipal bonds (i.e., debt securities issued by municipalities and related entities, the interest on which is exempt from Federal income tax) (“Tax-Exempt Securities”) so that it will qualify to pay “exempt-interest dividends.” The Portfolio intends to maintain a dollar-weighted effective average portfolio maturity of no longer than three years. The Portfolio invests primarily in securities that are rated in one of the top four rating categories of a nationally recognized statistical rating organization or, if unrated, that are determined by the Specialist Manager to be of comparable quality. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. Fixed income securities rated in the fourth highest rating category by a rating agency may have speculative characteristics. The Portfolio does not currently intend to invest in obligations, the interest on which is a preference item for purposes of the Federal alternative minimum tax. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in municipal bonds.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Portfolio’s principal investment strategy is to invest at least 80% of its net assets in municipal bonds (i.e., debt securities issued by municipalities and related entities, the interest on which is exempt from Federal income tax) (“Tax-Exempt Securities”) so that it will qualify to pay “exempt-interest dividends.” The Portfolio intends to maintain a dollar-weighted effective average portfolio maturity of no longer than three years. The Portfolio invests primarily in securities that are rated in one of the top four rating categories of a nationally recognized statistical rating organization or, if unrated, that are determined by the Specialist Manager to be of comparable quality. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. Fixed income securities rated in the fourth highest rating category by a rating agency may have speculative characteristics. The Portfolio does not currently intend to invest in obligations, the interest on which is a preference item for purposes of the Federal alternative minimum tax. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in municipal bonds.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

The Intermediate Term Municipal Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	hct_SupplementTextBlock
Supplement to Prospectus
HC Advisors Shares
Dated November 1, 2012

HC Capital Trust

The date of this Supplement is August 22, 2013

On August 2, 2013, Mellon Capital Management Corporation was added as an additional Specialist Manager to each of the Value Equity, Institutional Value Equity, Growth Equity, Institutional Growth Equity, Small Capitalization Equity, Institutional Small Capitalization Equity, Real Estate Securities, Commodity Returns Strategy, International Equity, Institutional International Equity and Emerging Markets Portfolios pursuant to Portfolio Management Agreements approved by the shareholders of the respective Portfolios.

Additionally, on August 2, 2013, Ariel Investments, LLC was added as an additional Specialist Manager in the Small Capitalization Equity and Institutional Small Capitalization Equity Portfolios pursuant to Portfolio Management Agreements approved by the shareholders of the respective Portfolios.

Additionally, on August 20, 2013, Mellon Capital Management Corporation was added as a Specialist Manager to The Fixed Income Opportunity Portfolio and The U.S. Corporate Fixed Income Securities Portfolio.

Additionally, on August 20, 2013, Cadence Capital Management, LLC (“Cadence”) was added as a Specialist Manager to each of the Value Equity, Institutional Value Equity, International Equity and Institutional International Equity Portfolios. Cadence was also approved as an additional Specialist Manager for each of the Growth Equity, Institutional Growth Equity, Small Capitalization Equity, Institutional Small Capitalization Equity, Real Estate Securities, Commodity Returns Strategy, and Emerging Markets Portfolios pending approval by the shareholders of the respective Portfolios.

The following material supplements the Prospectus dated November 1, 2012 to incorporate information about the new Specialist Managers.

The Intermediate Term Municipal Bond Portfolio

1. The following replaces the “Principal Investment Strategies” section on page 74 of the Prospectus:

Principal Investment Strategies

The Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of net assets) in a diversified portfolio of intermediate-term fixed income securities, the interest on which is exempt from regular Federal income tax. These securities, which include both securities issued by municipalities and so-called “private activity bonds,” are referred to as “Municipal Securities.” Municipal Securities acquired for the Portfolio will generally be rated in one of the three highest rating categories assigned by one of the major independent rating agencies, or are, in the view of the Specialist Manager, deemed to be of comparable quality. The Portfolio is, however, authorized to invest up to 15% of its assets in Municipal Securities that are rated in the fourth highest category. Fixed income securities rated in the fourth highest rating category by a rating agency may have speculative characteristics. Also, the Portfolio is authorized to invest up to 20% of its net assets in taxable instruments. It is a fundamental policy of the Portfolio that, under normal circumstances, at least 80% of its net assets will be invested in Municipal Securities. Municipal Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity of between five and ten years. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in municipal securities.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Portfolio seeks to achieve its objective by investing primarily (i.e., at least 80% of net assets) in a diversified portfolio of intermediate-term fixed income securities, the interest on which is exempt from regular Federal income tax. These securities, which include both securities issued by municipalities and so-called “private activity bonds,” are referred to as “Municipal Securities.” Municipal Securities acquired for the Portfolio will generally be rated in one of the three highest rating categories assigned by one of the major independent rating agencies, or are, in the view of the Specialist Manager, deemed to be of comparable quality. The Portfolio is, however, authorized to invest up to 15% of its assets in Municipal Securities that are rated in the fourth highest category. Fixed income securities rated in the fourth highest rating category by a rating agency may have speculative characteristics. Also, the Portfolio is authorized to invest up to 20% of its net assets in taxable instruments. It is a fundamental policy of the Portfolio that, under normal circumstances, at least 80% of its net assets will be invested in Municipal Securities. Municipal Securities purchased for the Portfolio will have varying maturities, but under normal circumstances the Portfolio will have an effective dollar weighted average portfolio maturity of between five and ten years. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in municipal securities.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

THE INTERMEDIATE TERM MUNICIPAL BOND II PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	hct_SupplementTextBlock
Supplement to Prospectus
HC Advisors Shares
Dated November 1, 2012

HC Capital Trust

The date of this Supplement is August 22, 2013

On August 2, 2013, Mellon Capital Management Corporation was added as an additional Specialist Manager to each of the Value Equity, Institutional Value Equity, Growth Equity, Institutional Growth Equity, Small Capitalization Equity, Institutional Small Capitalization Equity, Real Estate Securities, Commodity Returns Strategy, International Equity, Institutional International Equity and Emerging Markets Portfolios pursuant to Portfolio Management Agreements approved by the shareholders of the respective Portfolios.

Additionally, on August 2, 2013, Ariel Investments, LLC was added as an additional Specialist Manager in the Small Capitalization Equity and Institutional Small Capitalization Equity Portfolios pursuant to Portfolio Management Agreements approved by the shareholders of the respective Portfolios.

Additionally, on August 20, 2013, Mellon Capital Management Corporation was added as a Specialist Manager to The Fixed Income Opportunity Portfolio and The U.S. Corporate Fixed Income Securities Portfolio.

Additionally, on August 20, 2013, Cadence Capital Management, LLC (“Cadence”) was added as a Specialist Manager to each of the Value Equity, Institutional Value Equity, International Equity and Institutional International Equity Portfolios. Cadence was also approved as an additional Specialist Manager for each of the Growth Equity, Institutional Growth Equity, Small Capitalization Equity, Institutional Small Capitalization Equity, Real Estate Securities, Commodity Returns Strategy, and Emerging Markets Portfolios pending approval by the shareholders of the respective Portfolios.

The following material supplements the Prospectus dated November 1, 2012 to incorporate information about the new Specialist Managers.

The Intermediate Term Municipal Bond II Portfolio

1. The following replaces the “Principal Investment Strategies” section on page 78 of the Prospectus:

Principal Investment Strategies

The Portfolio seeks to achieve its objective by investing primarily in a portfolio of municipal bonds (i.e., debt securities issued by municipalities and related entities, the interest on which is exempt from Federal income tax). It is the Portfolio’s policy that, under normal circumstances, at least 80% of its net assets will be invested in such securities (collectively, “Tax-Exempt Securities”). Tax-Exempt Securities may include general obligation bonds and notes, revenue bonds and notes (including industrial revenue bonds and municipal lease obligations), as well as participation interests relating to such securities. The Portfolio invests primarily in securities that are rated in one of the top four rating categories of a nationally recognized statistical rating organization or, if unrated, that are determined by the investment subadviser to be of comparable quality. The Portfolio intends to maintain a dollar-weighted effective average portfolio maturity of five to seven years. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in municipal securities.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Portfolio seeks to achieve its objective by investing primarily in a portfolio of municipal bonds (i.e., debt securities issued by municipalities and related entities, the interest on which is exempt from Federal income tax). It is the Portfolio’s policy that, under normal circumstances, at least 80% of its net assets will be invested in such securities (collectively, “Tax-Exempt Securities”). Tax-Exempt Securities may include general obligation bonds and notes, revenue bonds and notes (including industrial revenue bonds and municipal lease obligations), as well as participation interests relating to such securities. The Portfolio invests primarily in securities that are rated in one of the top four rating categories of a nationally recognized statistical rating organization or, if unrated, that are determined by the investment subadviser to be of comparable quality. The Portfolio intends to maintain a dollar-weighted effective average portfolio maturity of five to seven years. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in municipal securities.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio’s benchmark over time.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HC CAPITAL TRUST
Prospectus Date	rr_ProspectusDate	Nov 1, 2012
Document Creation Date	dei_DocumentCreationDate	Aug 22, 2013